UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05617

SCM Trust
(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of principal executive offices) (Zip code)

Stephen C. Rogers 1875 Lawrence Street, Suite 300 Denver, CO 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

(a)

SEMI-ANNUAL REPORT

June 30, 2022

Shelton Emerging Markets Fund

Shelton International Select Equity Fund

Shelton Tactical Credit Fund

Table of Contents	June 30, 2022

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdown	3
Portfolio of Investments	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Additional Information	25
Board of Trustees and Executive Officers	26
Board Approval of the Investment Advisory Agreement	27

1

About Your Fund’s Expenses (Unaudited)	June 30, 2022

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2021 to June 30, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 31, 2021	Ending Account Value June 30, 2022	Expenses Paid During Period*	Net Annual Expense Ratio
Shelton Emerging Markets Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 829	$ 8.48	1.87%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,016	$ 9.35	1.87%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 827	$ 9.65	2.13%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,014	$ 10.64	2.13%

Shelton International Select Equity Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 768	$ 4.43	1.01%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.06	1.01%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 767	$ 5.52	1.26%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.31	1.26%

Shelton Tactical Credit Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 913	$ 8.35	1.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,016	$ 8.80	1.76%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 913	$ 9.53	2.01%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,015	$ 10.04	2.01%

*

Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Top Holdings and Sector Breakdown (Unaudited)	June 30, 2022

Shelton Emerging Markets Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Taiwan Semiconductor Manufacturing Co Ltd	$1,257,836	6.5%
2	Samsung Electronics Co Ltd	1,093,385	5.6%
3	Infosys Ltd	891,219	4.6%
4	Haier Smart Home Co Ltd	886,185	4.5%
5	Kimberly-Clark de Mexico SAB de CV	768,328	3.9%
6	HDFC Bank Ltd	758,173	3.9%
7	Alibaba Group Holding Ltd	756,055	3.9%
8	Shenzhen International Holdings Ltd	728,376	3.7%
9	Bangkok Bank PCL	727,102	3.7%
10	Itausa SA	700,167	3.6%

Shelton International Select Equity Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Deutsche Post AG	$4,583,107	4.2%
2	Shin-Etsu Chemical Co Ltd	4,205,837	3.8%
3	Unilever PLC	3,783,816	3.4%
4	Nestle SA	3,585,394	3.3%
5	CRH PLC	3,552,245	3.2%
6	AIA Group Ltd	3,413,094	3.1%
7	Taiwan Semiconductor Manufacturing Co Ltd	3,350,851	3.0%
8	DBS Group Holdings Ltd	3,306,303	3.0%
9	HDFC Bank Ltd	3,285,948	3.0%
10	KBC Group NV	3,257,162	3.0%

Shelton Tactical Credit Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Guitar Center Inc	$1,323,750	3.8%
2	Iron Mountain Inc	1,285,215	3.7%
3	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc	1,230,582	3.5%
4	California Pollution Control Financing Authority	1,230,000	3.5%
5	PetSmart Inc / PetSmart Finance Corp	1,128,125	3.2%
6	Massachusetts Bay Transportation Authority Assessment Revenue	1,123,793	3.2%
7	District of Columbia Water & Sewer Authority	1,120,329	3.2%
8	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd	1,112,125	3.2%
9	Maryland State Transportation Authority	1,111,134	3.2%
10	Commonwealth of Massachusetts	1,109,824	3.2%

3

Shelton Emerging Markets Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (94.86%)

Argentina (1.26%)
MercadoLibre Inc*,#	405	$257,932

Brazil (8.95%)
Banco Bradesco SA	173,360	565,154
Itausa SA*	439,300	700,167
Sendas Distribuidora SA	209,800	572,944
Total Brazil		1,838,265

China (19.99%)
Alibaba Group Holding Ltd*	53,000	756,055
CMOC Group Ltd	945,000	527,688
Haier Smart Home Co Ltd	238,100	886,185
Kingsoft Corp Ltd	46,000	179,737
Kuaishou Technology*	43,000	483,256
NetEase Inc	14,000	263,749
Ping An Insurance Group Co of China Ltd	28,600	196,858
Xinyi Solar Holdings Ltd	354,383	549,127
XPeng Inc*	4,800	152,352
Yadea Group Holdings Ltd	56,000	109,826
Total China		4,104,833

Hong Kong (6.15%)
ASMPT Ltd	62,800	534,499
Shenzhen International Holdings Ltd	739,000	728,376
Total Hong Kong		1,262,875

India (8.03%)
HDFC Bank Ltd	13,795	758,173
Infosys Ltd	48,148	891,219
Total India		1,649,392

Indonesia (7.49%)
Ace Hardware Indonesia Tbk PT	2,876,500	148,318
Adaro Energy Indonesia Tbk PT	877,800	168,659
Bank Rakyat Indonesia Persero Tbk PT	1,740,475	484,932
Indofood CBP Sukses Makmur Tbk PT	854,000	546,664
Sarana Menara Nusantara Tbk PT	2,566,200	189,151
Total Indonesia		1,537,724

Mexico (6.85%)
Kimberly-Clark de Mexico SAB de CV	565,900	768,328
Regional SAB de CV	134,300	637,790
Total Mexico		1,406,118

Security Description	Shares	Value
South Africa (1.66%)
Gold Fields Ltd	37,000	$341,244

South Korea (12.96%)
Dentium Co Ltd	9,500	631,141
Mirae Asset Securities Co Ltd	19,300	99,242
Samsung Electronics Co Ltd	24,612	1,093,385
Samsung Fire & Marine Insurance Co Ltd	700	109,537
Samsung SDI Co Ltd	1,142	474,334
SK Innovation Co Ltd*	1,700	254,194
Total South Korea		2,661,833

Taiwan (14.34%)
Accton Technology Corp	86,300	694,070
Chailease Holding Co Ltd	5,510	38,631
MediaTek Inc	28,700	629,882
Sporton International Inc	55,050	324,192
Taiwan Semiconductor Manufacturing Co Ltd	78,500	1,257,836
Total Taiwan		2,944,611

Thailand (5.44%)
Bangkok Bank PCL	191,800	727,102
Charoen Pokphand Foods PCL	528,000	389,490
Total Thailand		1,116,592

Turkey (1.27%)
BIM Birlesik Magazalar AS	53,600	260,272

United States (0.47%)
BeiGene Ltd*	600	97,110

Total Common Stock (Cost $17,091,079)		19,478,801

Collateral Received for Securities on Loan (1.31%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 1.61% (Cost $269,400)		269,400

Total Investments (Cost $17,360,479) (96.17%)		$19,748,201
Other Net Assets (3.83%)		785,420
Net Assets (100.00%)		$20,533,621

*	Non-income producing security.

#	Loaned security; a portion of this security is on loan at June 30, 2022. The aggregate amount of securities on loan at June 30, 2022 is $254,748.

See accompanying notes to financial statements.

4

Shelton International Select Equity Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (98.02%)

Australia (2.00%)
Qantas Airways Ltd*	238,384	$735,692
South32 Ltd	199,084	541,557
Woodside Energy Group Ltd	43,700	960,652
Total Australia		2,237,901

Belgium (2.90%)
KBC Group NV	58,068	3,257,162

Canada (8.08%)
Constellation Software Inc	2,043	3,032,679
Element Fleet Management Corp	180,750	1,884,334
Kinross Gold Corp	478,000	1,700,671
Linamar Corp	57,700	2,444,657
Total Canada		9,062,341

China (5.97%)
Dongyue Group Ltd	744,200	931,328
Genscript Biotech Corp*	168,000	609,106
Innovent Biologics Inc*	164,000	729,408
Lenovo Group Ltd	2,394,400	2,236,670
Ping An Insurance Group Co of China Ltd	233,900	1,590,252
Wuxi Biologics Cayman Inc*	65,000	594,756
Total China		6,691,520

France (5.30%)
BNP Paribas SA	67,657	3,215,568
L’Oreal SA	7,912	2,729,619
Total France		5,945,187

Germany (7.79%)
adidas AG	6,862	1,213,233
Deutsche Post AG	122,400	4,583,107
MTU Aero Engines AG	16,127	2,934,793
Total Germany		8,731,133

Great Britain (6.95%)
BP PLC	125,081	591,216
Dr Martens PLC	232,100	670,723
Intertek Group PLC	40,935	2,095,807
RS GROUP PLC	61,400	649,494
Unilever PLC#	82,562	3,783,816
Total Great Britain		7,791,056

Hong Kong (7.08%)
AIA Group Ltd	314,900	3,413,094
ASMPT Ltd	172,700	1,466,877
SITC International Holdings Co Ltd	761,200	2,153,541
Techtronic Industries Co Ltd	87,000	907,485
Total Hong Kong		7,940,997

India (2.93%)
HDFC Bank Ltd	59,788	3,285,948

Indonesia (1.44%)
Adaro Energy Indonesia Tbk PT	8,410,900	1,610,981

Ireland (3.17%)
CRH PLC	102,746	3,552,245

Italy (2.31%)
Eni SpA	218,492	2,593,062

Security Description	Shares	Value
Japan (16.66%)
Canon Inc	35,100	$798,021
Daikin Industries Ltd	11,400	1,827,327
Hirose Electric Co Ltd	5,800	769,828
Kyowa Kirin Co Ltd	26,000	584,420
Mitsubishi Electric Corp	240,000	2,566,438
Miura Co Ltd	48,700	962,587
Murata Manufacturing Co Ltd	28,500	1,553,438
Nomura Research Institute Ltd	94,300	2,508,829
Santen Pharmaceutical Co Ltd	155,500	1,219,338
Shin-Etsu Chemical Co Ltd	37,300	4,205,837
Tokyo Electron Ltd	5,200	1,697,693
Total Japan		18,693,756

Netherlands (3.24%)
ASML Holding NV	5,285	2,515,026
Topicus.com Inc*	19,858	1,120,414
Total Netherlands		3,635,440

Singapore (2.95%)
DBS Group Holdings Ltd	154,778	3,306,303

South Africa (1.36%)
Sanlam Ltd	470,200	1,527,990

South Korea (6.07%)
GS Holdings Corp	94,000	3,051,617
Hanmi Pharm Co Ltd	3,501	836,468
Mirae Asset Securities Co Ltd	113,200	581,314
Samsung Electronics Co Ltd	53,000	2,343,459
Total South Korea		6,812,858

Switzerland (5.74%)
Givaudan SA	576	2,025,552
Nestle SA	30,805	3,585,394
Straumann Holding AG	6,840	821,485
Total Switzerland		6,432,431

Taiwan (2.99%)
Taiwan Semiconductor Manufacturing Co Ltd	40,989	3,350,851

Thailand (2.57%)
Bangkok Bank PCL	763,100	2,885,618

Turkey (0.52%)
Turkiye Sise ve Cam Fabrikalari AS	454,915	585,876

Total Common Stock (Cost $122,830,546)		109,930,656

Collateral Received for Securities on Loan (3.39%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 1.61% (Cost $3,800,724)		3,800,724

Total Investments (Cost $126,631,270) (101.41%)		$113,731,380
Liabilities in Excess of Other Assets (-1.41%)		(1,578,774)
Net Assets (100.00%)		$112,152,606

*	Non-income producing security.

#	Loaned security; a portion of this security is on loan at June 30, 2022. The aggregate amount of securities on loan at June 30, 2022 is $3,745,961.

See accompanying notes to financial statements.

5

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2022

Security Description/ Long Positions	Shares	Value
Common Stock (0.74%)

Consumer, Non-cyclical (0.14%)
Pyxus International Inc*	83,441	$51,742

Energy (0.00%)
CHC Group LLC*,(a),(c)	9,358	—

Financial (0.60%)
CBL & Associates Properties Inc*	8,833	207,487
CBL & Associates LP*	1,000,000	10,000
CBL & Associates LP*	1,526,000	15,260
		232,747

Total Common Stock (Cost $2,064,406)		284,489

	Par Value
Corporate Debt (35.82%)

Communications (2.25%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027 (144A)	$1,000,000	859,595

Consumer, Cyclical (15.42%)
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(b)	4,958,932	37,192
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,500,000	1,323,750
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)#	1,250,000	1,112,125
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)#	1,250,000	1,128,125
Station Casinos LLC, 4.625%, 12/1/2031 (144A)	1,000,000	780,000
Titan International Inc, 7.000%, 4/30/2028#	1,000,000	939,400
Victoria’s Secret & Co, 4.625%, 7/15/2029 (144A)	750,000	565,133
Total Consumer, Cyclical		5,885,725

Consumer, Non-cyclical (5.54%)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.750%, 12/1/2031 (144A)	1,500,000	1,230,582
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	1,250,000	887,500
Total Consumer, Non-cyclical		2,118,082

Energy (5.09%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.750%, 4/15/2026 (144A)#	900,000	910,413
Talos Production Inc, 12.000%, 1/15/2026	1,000,000	1,034,500
Total Energy		1,944,913

Financial (5.26%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	1,000,000	723,898
Iron Mountain Inc, 4.875%, 9/15/2029 (144A)#	1,500,000	1,285,215
Total Financial		2,009,113

Security Description/ Long Positions	Par Value	Value
Industrial (2.26%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(c)	$548,153	$—
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	1,000,000	865,173
Total Industrial		865,173

Total Corporate Debt (Cost $16,689,233)		13,682,601

Municipal Bonds (58.10%)

Development (5.57%)
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(b)	2,050,000	1,230,000
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)	250,000	212,500
New York Transportation Development Corp, 4.375%, 10/1/2045	750,000	685,908
Total Development		2,128,408

General Obligation (15.44%)
Commonwealth of Massachusetts, 5.000% 11/1/2045	1,000,000	1,109,824
Massachusetts Bay Transportation Authority Assessment Revenue, 5.000%, 7/1/2052	1,000,000	1,123,793
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.350%, 2/1/2045(d)	500,000	500,000
New York State Urban Development Corp, 5.000%, 3/15/2044	1,000,000	1,082,400
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031#,(a),(b)	400,000	16,000
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.000%, 7/1/2058#	1,000,000	982,980
Triborough Bridge & Tunnel Authority, 5.000%, 5/15/2051	1,000,000	1,085,074
Total General Obligation		5,900,071

Higher Education (3.93%)
Connecticut State Health & Educational Facilities Authority, 0.200%, 7/1/2036(d)	500,000	500,000
Massachusetts Health & Educational Facilities Authority, 0.200%, 11/1/2049(d)	1,000,000	1,000,000
Total Higher Education		1,500,000

Housing (2.68%)
California Municipal Finance Authority, 5.000%, 5/15/2051#	1,000,000	1,023,449

Medical (11.39%)
California Municipal Finance Authority, 4.000%, 2/1/2051	250,000	225,550
County of Cuyahoga OH, 5.500%, 2/15/2052#	1,000,000	1,031,959
Massachusetts Development Finance Agency, 5.000%, 7/1/2044#	1,000,000	1,013,870
New York State Dormitory Authority, 5.000%, 8/1/2035#	1,000,000	1,020,386
Pennsylvania Higher Educational Facilities Authority, 5.000%, 8/15/2042	1,000,000	1,057,700
Total Medical		4,349,465

See accompanying notes to financial statements.

6

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) (Continued) June 30, 2022

Security Description/ Long Positions	Par Value	Value
Power (2.79%)
Los Angeles Department of Water & Power, Power System Revenue, 5.000%, 7/1/2047	$1,000,000	$1,065,354

Tobacco Settlement (2.47%)
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2055	1,000,000	941,629

Transportation (9.59%)
Maryland State Transportation Authority, 5.000%, 7/1/2046	1,000,000	1,111,134
Port Authority of New York & New Jersey, 5.000%, 12/1/2047	1,000,000	1,097,926
Riverside County Transportation Commission, 4.000%, 6/1/2046	1,000,000	937,614
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038#	500,000	516,853
Total Transportation		3,663,527

Water (4.24%)
District of Columbia Water & Sewer Authority, 5.000%, 10/1/2047	1,000,000	1,120,329
New York City Municipal Water Finance Authority, 0.350%, 6/15/2050(d)	500,000	500,000
Total Water		1,620,329

Total Municipal Debt (Cost $24,346,367)		22,192,232

Term Loans (1.73%)
Pyxus International Inc, 3M US LIBOR (floor 1.500%) + 8.000%, 2/24/2025	728,386	659,190

Total Term Loans (Cost $719,264)		659,190

	Contracts
Purchased Options - Puts (0.27%)
10-Year US Treasury Note Futures
Notional amount $20,475,000, premiums paid $110,938, exercise price $117.00, expires 7/22/2022*	175	68,359
10-Year US Treasury Note Futures
Notional amount $5,900,000, premiums paid $54,688, exercise price $118.00, expires 7/22/2022*	50	35,156

Total Purchased Options - Puts (Cost $165,625)		103,515

Total Long Positions (Cost $43,984,895) (96.66%)		$36,922,027
Other Net Assets (3.34%)		1,277,383
Net Assets (100.00%)		$38,199,410

Security Description/ Short Positions	Par Value	Value
Short Corporate Debt (-5.23%)

Consumer, Cyclical (-5.23%)
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.750%, 4/20/2029 (144A)	$(1,000,000)	$(855,965)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 3/1/2025 (144A)	(1,250,000)	(1,143,750)
Total Short Corporate Debt (Proceeds $2,200,691)		$(1,999,715)

*	Non income security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2022, these securities had a total aggregate market value of $10,390,396, which represented approximately 27.20% of net assets.

#	All or a portion of this security has been segregated as collateral. The total fair value of securities pledged as collateral amounts to $10,092,897 as of June 30, 2022.

(a)	Security is illiquid.

(b)	Defaulted security.

(c)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of the fair value security is $0.

(d)	Variable rate security.

See accompanying notes to financial statements.

7

Statements of Assets and Liabilities (Unaudited) June 30, 2022

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
Assets
Investments in securities
Cost of investments	$17,091,079	$122,830,546	$43,819,269
Cost of purchased options	—	—	165,625
Market value of investments (Note 1)	19,478,805	109,930,658	36,818,509
Market value of purchased options (Note 1)	—	—	103,515
Cash	965,888	1,903,346	713,004
Cash held at broker	—	—	2,273,155
Interest receivable	—	—	561,142
Dividend receivable	138,344	748,642	—
Receivable from investment advisor	—	7,383	6,431
Receivable for fund shares sold	501	16,330	485,290
Prepaid expenses	29,661	63,900	2,616
Other receivables	33	343	—
Total assets	$20,613,232	$112,670,602	$40,963,662

Liabilities
Payables and other liabilities
Investments in short securities
Proceeds of short positions	—	—	2,200,691
Market Value of short positions	—	—	1,999,715
Interest payable	—	—	34,257
Payable for fund shares repurchased	4,165	297,781	379,401
Payable to investment advisor	17,606	72,286	37,710
Distributions payable	3,478	1,196	255,497
Accrued 12b-1 fees	227	2,601	860
Accrued administration fees	1,638	9,087	2,999
Accrued CCO fees	1,364	30,808	2,930
Accrued custody fees	—	1,414	295
Accrued expenses	14,015	28,348	14,077
Accrued fund accounting fees	10,138	17,836	26,692
Accrued registration fees	882	—	—
Accrued transfer agent fees	24,592	54,010	7,910
Accrued trustee fees	1,506	2,629	1,909
Total liabilities	79,611	517,996	2,764,252

Net assets	$20,533,621	$112,152,606	$38,199,410

Net assets at June 30, 2022 consist of
Paid-in capital	20,230,352	167,680,182	50,562,079
Distributable earnings/(loss)	303,269	(55,527,576)	(12,362,669)
Total net assets	$20,533,621	$112,152,606	$38,199,410

Net assets
Institutional Shares	$19,478,084	$100,367,404	$34,208,823
Investor Shares	$1,055,537	$11,785,202	$3,990,587

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	1,183,575	4,807,075	3,430,649
Investor Shares (no par value, unlimited shares authorized)	64,952	568,458	400,607

Net asset value per share
Institutional Shares	$16.46	$20.88	$9.97
Investor Shares	$16.25	$20.73	$9.96

See accompanying notes to financial statements.

8

Statements of Operations (Unaudited) June 30, 2022

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
	Period Ended June 30, 2022	Period Ended June 30, 2022	Period Ended June 30, 2022
Investment income
Interest income	$—	$(6,102)	$897,159
Dividend income (net of foreign tax withheld: $58,913, $265,074 and $— respectively)	372,760	2,807,425	8
Income from securities lending, net	188	930	—
Total	$372,948	$2,802,253	$897,167

Expenses
Interest on short positions	$—	$—	$53,562
Management fees (Note 2)	121,209	547,667	240,110
Administration fees (Note 2)	11,131	67,948	18,855
Transfer agent fees	10,422	61,817	10,983
Accounting services	15,091	28,625	22,667
Custodian fees	13,765	20,068	4,103
Legal and audit fees	7,242	22,448	8,452
CCO fees (Note 2)	1,628	12,825	3,283
Trustees fees	3,974	4,271	4,098
Insurance	264	3,355	875
Printing	8,031	6,735	8,600
Broker Fees	—	—	17,707
Registration and dues	30,649	34,554	14,699
12b-1 fees Investor Shares (Note 2)	1,415	28,846	5,382
Total expenses	$224,821	$839,159	$413,376
Less reimbursement from manager (Note 2)	—	(66,698)	(48,801)
Net expenses	$224,821	$772,461	$364,575
Net investment income	$148,127	$2,029,792	$532,592

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$267,084	$(5,221,108)	$(196,007)
Net realized gain/(loss) from futures contracts	—	—	(21,022)
Net realized gain/(loss) from purchased option contracts	—	—	817,182
Total Net Realized gain/(loss)	267,084	(5,221,108)	600,153

Change in unrealized appreciation/(depreciation) of investments	(4,807,014)	(35,536,058)	(4,847,702)
Change in unrealized appreciation/(depreciation) of purchased option contracts	—	—	30,468
Net realized and unrealized gain/(loss) on investments	$(4,539,930)	$(40,757,166)	$(4,217,081)
Net increase/(decrease) in net assets resulting from operations	$(4,391,803)	$(38,727,374)	$(3,684,489)

See accompanying notes to financial statements.

9

Statements of Changes in Net Assets

	Shelton Emerging Markets Fund		Shelton International Select Equity Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
Operations
Net investment income/(loss)	$148,127	$(2,001)	$2,029,792	$943,461
Net realized gain/(loss) from security transactions and foreign currency	267,084	1,083,131	(5,221,108)	13,530,520
Change in unrealized appreciation/(depreciation) of investments	(4,807,014)	(895,880)	(35,536,058)	(5,399,908)
Net increase/(decrease) in net assets resulting from operations	(4,391,803)	185,250	(38,727,374)	9,074,073

Distributions to shareholders
Distributions
Institutional Shares	—	(571,045)	—	(960,307)
Investor Shares	—	(24,193)	—	(121,712)
Total Distributions	—	(595,238)	—	(1,082,019)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(6,792,083)	4,790,318	(28,843,988)	27,975,743
Total increase/(decrease)	(11,183,886)	4,380,330	(67,571,362)	35,967,797
Net assets
Beginning of year	31,717,507	27,337,177	179,723,968	143,756,171
End of year	$20,533,621	$31,717,507	$112,152,606	$179,723,968

	Shelton Tactical Credit Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021
Operations
Net investment income/(loss)	$532,592	$1,050,639
Net realized gain/(loss) from security transactions and foreign currency	(196,007)	341,934
Net realized gain/(loss) from futures contracts	(21,022)	(48,363)
Net realized gain/(loss) from purchased option contracts	817,182	(170,979)
Net realized gain/(loss) from written options contracts	—	74,599
Change in unrealized appreciation/(depreciation) of investments	(4,847,702)	1,949,932
Change in unrealized appreciation/(depreciation) of futures	—	—
Change in unrealized appreciation/(depreciation) of purchased option contracts	30,468	117,570
Change in unrealized appreciation/(depreciation) of written option contracts	—	(88,726)
Net increase/(decrease) in net assets resulting from operations	(3,684,489)	3,226,606

Distributions to shareholders
Distributions
Institutional Shares	(487,495)	(1,608,706)
Investor Shares	(52,212)	(156,372)
Total Distributions	(539,707)	(1,765,078)

Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	(12,364,128)	6,343,472
Total increase/(decrease)	(16,588,324)	7,805,000

Net assets
Beginning of year	54,787,734	46,982,734
End of year	$38,199,410	$54,787,734

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets (Continued)

Shelton Emerging Markets Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	114,956	$2,132,588	589,630	$11,944,791
Shares issued in reinvestment of distributions	—	—	28,375	563,525
Shares repurchased	(464,887)	(8,940,619)	(365,861)	(7,406,200)
Net increase/(decrease)	(349,931)	$(6,808,031)	252,145	$5,102,116

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	16,879	$300,237	37,005	$746,324
Shares issued in reinvestment of distributions	—	—	1,193	23,422
Shares repurchased	(16,072)	(284,289)	(53,793)	(1,081,544)
Net increase/(decrease)	807	$15,948	(15,596)	$(311,798)

Shelton International Select Equity Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	927,141	$23,007,232	2,980,379	$80,420,547
Shares issued in reinvestment of distributions	—	—	33,630	914,749
Shares gained with reorganization (Note 5)	—	—	—	—
Shares repurchased	(1,617,098)	(39,112,019)	(2,479,669)	(66,635,278)
Net increase/(decrease)	(689,957)	$(16,104,787)	534,341	$14,700,019

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	145,531	$3,515,017	738,870	$19,758,599
Shares issued in reinvestment of distributions	—	—	4,396	118,881
Shares gained with reorganization (Note 5)	—	—	—	—
Shares repurchased	(694,607)	(16,254,218)	(244,815)	(6,601,755)
Net increase/(decrease)	(549,076)	$(12,739,201)	498,452	$13,275,724

Shelton Tactical Credit Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	477,683	$5,130,296	1,079,371	$12,043,444
Shares issued in reinvestment of distributions	46,736	482,160	142,999	1,594,388
Shares repurchased	(1,632,179)	(17,859,936)	(466,453)	(5,151,960)
Net increase/(decrease)	(1,107,760)	$(12,247,480)	755,917	$8,485,873

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	45,045	$471,976	66,255	$735,922
Shares issued in reinvestment of distributions	5,016	51,710	13,884	154,544
Shares repurchased	(61,593)	(640,334)	(276,037)	(3,032,866)
Net increase/(decrease)	(11,532)	$(116,648)	(195,898)	$(2,142,401)

See accompanying notes to financial statements.

11

Financial Highlights For a Share Outstanding Throughout Each Year

Shelton Emerging Markets Fund(a) Institutional Shares(b)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020(c)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$19.86		$20.09	$15.33		$14.82	$16.22	$15.90	$14.28
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.11		— (e)	(0.04)		0.01	0.31	0.31	0.07
Net gain/(loss) on securities (both realized and unrealized)	(3.51)		0.15	4.84		0.87	(1.24)	0.04	1.55
Total from investment operations	(3.40)		0.15	4.80		0.88	(0.93)	0.35	1.62
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.38)	(0.04)		(0.37)	(0.31)	(0.03)	—
Distributions from capital gains	—		—	—		—	(0.16)	—	—
Total distributions	—		(0.38)	(0.04)		(0.37)	(0.47)	(0.03)	—
Net asset value, end of year or period	$16.46		$19.86	$20.09		$15.33	$14.82	$16.22	$15.90

Total return	(17.12	)%(f)	0.77%	31.29	%(f)	5.78%	(5.60)%	2.21%	11.34%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$19,478		$30,458	$25,749		$21,354	$41,845	$50,897	$51,833
Ratio of expenses to average net assets:
Before expense reimbursements	1.87	%(g)	1.58%	1.48	%(g)	1.89%	1.78%	1.61%	1.72%
After expense reimbursements(h)	1.87	%(g)	1.56%	1.48	%(g)	1.61%	1.56%	1.55%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.24	%(g)	(0.04)%	(0.88	)%(g)	(0.20)%	1.81%	1.83%	0.29%
After expense reimbursements	1.24	%(g)	0.04%	(0.88	)%(g)	0.08%	2.03%	1.89%	0.46%
Portfolio turnover	24	%(f)	21%	27	%(f)	58%	78%	63%	169%

(a)	Formerly named ICON Emerging Markets Fund.
(b)	Formerly named ICON Emerging Markets Fund - Class S.
(c)	Fund changed its fiscal year end from September 30 to December 31.
(d)	Calculated based upon average shares outstanding.
(e)	Amount less than $(0.005).
(f)	Not annualized.
(g)	Annualized.
(h)

Effective for the year ended September 30, 2020 and thereafter, CCO Fees are not included in the expense limitation. For the year ended September 30, 2020, reorganization costs not included. For all years presented, interest expense, when applicable, is not included in the expense limitation.

See accompanying notes to financial statements.

12

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Shelton Emerging Markets Fund(a) Investor Shares(b)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020(c)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of year	$19.64		$19.92	$15.20		$14.73	$16.08	$15.77		$14.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.10		(0.05)	(0.05)		(0.01)	0.14	0.24		0.06
Net gain/(loss) on securities (both realized and unrealized)	(3.49)		0.15	4.81		0.84	(1.10)	0.07		1.51
Total from investment operations	(3.39)		0.10	4.76		0.83	(0.96)	0.31		1.57
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.38)	(0.04)		(0.36)	(0.23)	(0.00	)(e)	—
Distributions from capital gains	—		—	—		—	(0.16)	—		—
Total distributions	—		(0.38)	(0.04)		(0.36)	(0.39)	(0.00)		—
Net asset value, end of year or period	$16.25		$19.64	$19.92		$15.20	$14.73	$16.08		$15.77

Total return(i)	(17.26	)%(f)	0.52%	31.29	%(f)	5.48%	(5.87)%	1.97%		11.06%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,056		$1,260	$1,588		$1,432	$1,925	$6,436		$12,887
Ratio of expenses to average net assets:
Before expense reimbursements	2.13	%(g)	1.84%	1.73	%(h)	2.54%	2.26%	1.96%		2.12%
After expense reimbursements(h)	2.13	%(g)	1.81%	1.73	%(h)	1.89%	1.81%	1.80%		1.80%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.12	%(g)	(0.28)%	(1.12	)%(h)	(0.74)%	0.45%	1.32%		0.08%
After expense reimbursements	1.12	%(g)	(0.25)%	(1.12	)%(h)	(0.08)%	0.90%	1.48%		0.40%
Portfolio turnover	24	%(f)	21%	27	%(g)	58%	78%	63%		169%

(a)	Formerly named ICON Emerging Markets Fund.
(b)	Formerly named ICON Emerging Markets Fund - Class A.
(c)	Fund changed its fiscal year end from September 30 to December 31.
(d)	Calculated based upon average shares outstanding.
(e)	Amount less than $(0.005).
(f)	Not annualized.
(g)	Annualized.
(h)

Effective for the year ended September 30, 2020 and thereafter, CCO Fees are not included in the expense limitation. For the year ended September 30, 2020, reorganization costs not included. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(i)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

13

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Shelton International Select Equity Fund Institutional Shares(a)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017(b)	Year Ended April 30, 2017
Net asset value, beginning of year	$27.20		$25.77	$22.02	$18.35	$21.34	$18.03	$15.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.33		0.16	0.12	0.29	0.19	0.10	0.22
Net gain/(loss) on securities (both realized and unrealized)	(6.65)		1.45	3.84	3.84	(2.97)	3.61	2.13
Total from investment operations	(6.32)		1.61	3.96	4.13	(2.78)	3.71	2.35
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.18)	(0.21)	(0.46)	(0.21)	(0.39)	(0.22)
Distributions from return of capital	—		—	—	—	—	(0.01)	—
Distributions from capital gains	—		—	—	—	—	—	—
Total distributions	—		(0.18)	(0.21)	(0.46)	(0.21)	(0.40)	(0.22)
Redemption Fees	—		—	—	—	—	—	—
Net asset value, end of year	$20.88		$27.20	$25.77	$22.02	$18.35	$21.34	$18.03

Total return	(23.24	)%(d)	6.23%	18.07%	22.53%	(13.17)%	20.74%	14.89	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$100,367		$149,505	$127,893	$55,619	$41,424	$42,824	$38,737
Ratio of expenses to average net assets:
Before expense reimbursements	1.10	%(f)	0.99%	1.04%	1.12%	1.36%	1.32%	1.76	%(g)
After expense reimbursements	1.01	%(f)	0.99%	0.99%	1.01%	1.17%	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.70	%(f)	0.61%	0.49%	1.28%	0.73%	0.41%
After expense reimbursements	2.80	%(f)	0.61%	0.54%	1.40%	0.92%	0.74%	1.32%
Portfolio turnover	34	%(d)	46%	46%	49%	65%	24%	41%

(a)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.
(b)	For the eight month period ended December 31, 2017.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. For Investor Shares (Formerly Class A Shares), total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower

(f)	Annualized.
(g)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

14

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Shelton International Select Equity Fund Investor Shares(a)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017(b)	Year Ended April 30, 2017
Net asset value, beginning of year	$27.04		$25.62	$21.91	$18.29	$21.30	$18.02	$15.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.31		0.11	0.05	0.24	0.11	0.08	0.17
Net gain/(loss) on securities (both realized and unrealized)	(6.62)		1.42	3.80	3.83	(2.94)	3.60	2.13
Total from investment operations	(6.31)		1.53	3.85	4.07	(2.83)	3.68	2.30
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.11)	(0.14)	(0.45)	(0.18)	(0.39)	(0.16)
Distributions from return of capital	—		—	—	—	—	(0.01)	—
Distributions from capital gains	—		—	—	—	—	—	—
Total distributions	—		(0.11)	(0.14)	(0.45)	(0.18)	(0.40)	(0.16)
Redemption Fees	—		—	—	—	—	—	—
Net asset value, end of year	$20.73		$27.04	$25.62	$21.91	$18.29	$21.30	$18.02

Total return	(23.34	)%(d)	5.97%	17.64%	22.25%	(13.41)%	20.53%	14.55	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$11,785		$30,219	$15,863	$5,152	$5,904	$3,785	$4,488
Ratio of expenses to average net assets:
Before expense reimbursements	1.36	%(f)	1.23%	1.29%	1.38%	1.56%	1.59%	2.02	%(g)
After expense reimbursements	1.26	%(f)	1.23%	1.24%	1.26%	1.38%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.49	%(f)	0.40%	0.19%	1.06%	0.33%	0.23%
After expense reimbursements	2.60	%(f)	0.40%	0.24%	1.17%	0.51%	0.58%	1.06%
Portfolio turnover	34	%(d)	46%	46%	49%	65%	24%	41%

(a)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.
(b)	For the eight month period ended December 31, 2017.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. For Investor Shares (Formerly Class A Shares), total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower

(f)	Annualized.
(g)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

15

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Shelton Tactical Credit Fund Institutional Shares	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		For the Period November 1, 2019 through December 31, 2019(a)		Year Ended October 31, 2019		Year Ended October 31, 2018		For the Period December 1, 2016 through October 31, 2017(b)		Year Ended November 30, 2016
Net asset value, beginning of year	$11.07		$10.70		$10.55		$10.53		$10.97		$10.75		$10.68		$10.48
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.14		0.23		0.40		0.04		0.12		0.17		0.22		0.25
Net gain/(loss) on securities (both realized and unrealized)	(1.10)		0.53		0.18		0.02		(0.09)		0.38		0.27		0.21
Total from investment operations	(0.96)		0.76		0.58		0.06		0.03		0.55		0.49		0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.39)		(0.43)		(0.04)		(0.36)		(0.29)		(0.28)		(0.26)
Distributions from capital gains	—		—		—		—		(0.11)		(0.04)		(0.14)		—
Total distributions	(0.14)		(0.39)		(0.43)		(0.04)		(0.47)		(0.33)		(0.42)		(0.26)

Redemption fees(c)	—		—		—		—		—		—	(d)	—	(d)	—	(d)

Net asset value, end of year	$9.97		$11.07		$10.70		$10.55		$10.53		$10.97		$10.75		$10.68

Total return	(8.68	)%(e)	7.09%		5.89%		0.60	%(e)	0.37%		5.20%		4.63	%(e)	4.41%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$34,209		$50,232		$40,473		$69,877		$77,405		$66,195		$67,084		$57,555
Ratio of expenses to average net assets:
Before expense reimbursements	2.01	%(f),(g),(h)	2.13	%(f)	3.45	%(f)	2.83	%(f),(g),(h)	3.12	%(h)	5.18	%(f)	4.35%		4.26	%(f)
After expense reimbursements	1.76	%(f),(g),(h)	2.04	%(f)	3.35	%(f)	2.72	%(f),(g),(h)	3.01	%(h)	4.95	%(f)	4.15%		3.93	%(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.39	%(g)	1.97%		3.83%		2.34	%(g)	1.00%		1.38	%(g)	2.03	%(g)	2.02%
After expense reimbursements	2.64	%(g)	2.06%		3.93%		2.45	%(g)	1.11%		1.61	%(e)	2.23	%(g)	2.35%
Portfolio turnover	35	%(e)	118%		249%		20	%(e)	116%		63	%(e)	69	%(e)	70%

(a)	Fiscal year end changed from October 31 to December 31.
(b)	Fiscal year end changed from November 30 to October 31.
(c)	Based on average shares outstanding for the period.
(d)	Amount less than $0.01 per share.
(e)	Not annualized.
(f)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.13% for the period ended June 30, 2022, 0.21% for the year ended December 31, 2021, 1.93% for the year ended December 31, 2020, 1.29% for the period ended December 31, 2019, 1.53% for the year ended October 31, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54% for the period ended November 30, 2016.

(g)	Annualized.
(h)

As restated to reflect the inclusion of interest and fees on borrowings and short sale arrangements previously netted against interest income, which increased the ratios by 0.29% for the two months ended December 31, 2019 and 0.87% for the year ended October 31, 2019. The restatement had no effect on the net asset value, per share data, net investment income ratios and total returns.

See accompanying notes to financial statements.

16

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Shelton Tactical Credit Fund Investor Shares	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		For the Period November 1, 2019 through December 31, 2019(a)		Year Ended October 31, 2019		Year Ended October 31, 2018		For the Period December 1, 2016 through October 31, 2017(b)		Year Ended November 30, 2016
Net asset value, beginning of year	$11.05		$10.71		$10.55		$10.54		$10.96		$10.74		$10.68		$10.48
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.13		0.21		0.36		0.04		0.08		0.15		0.20		0.23
Net gain/(loss) on securities (both realized and unrealized)	(1.09)		0.51		0.21		—		(0.06)		0.37		0.25		0.21
Total from investment operations	(0.96)		0.72		0.57		0.04		0.02		0.52		0.45		0.44
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.38)		(0.41)		(0.03)		(0.33)		(0.26)		(0.25)		(0.24)
Distributions from capital gains	-		—		—		—		(0.11)		(0.04)		(0.14)		—
Total distributions	(0.13)		(0.38)		(0.41)		(0.03)		(0.44)		(0.30)		(0.39)		(0.24)

Redemption fees(c)	—		—		—		—		—		—	(d)	—	(d)	—	(d)

Net asset value, end of year	$9.96		$11.05		$10.71		$10.55		$10.54		$10.96		$10.74		$10.68

Total return	(8.74	)%(e)	6.75%		5.77%		0.43	%(e)	0.22%		4.93%		4.28	%(e)	4.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,991		$4,556		$6,510		$20,478		$20,942		$12,044		$22,964		$18,206
Ratio of expenses to average net assets:
Before expense reimbursements	2.25	%(f),(g),(h)	2.41	%(f)	3.70	%(f)	3.08	%(f),(g),(h)	3.51	%(f),(h)	5.43	%(f)	4.60	%(f),(g)	4.51	%(f)
After expense reimbursements	2.01	%(f),(g),(h)	2.31	%(f)	3.60	%(f)	2.70	%(f),(g),(h)	3.45	%(f),(h)	5.20	%(f)	4.40	%(f),(g)	4.18	%(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.17	%(g)	1.83%		3.51%		1.99	%(g)	0.70%		1.13%		1.78	%(g)	1.77%
After expense reimbursements	2.41	%(g)	1.93%		3.61%		2.10	%(g)	0.76%		1.36%		1.98	%(g)	2.10%
Portfolio turnover	35	%(e)	118%		249%		20	%(e)	116%		63%		69	%(e)	70%

(a)	Fiscal year end changed from October 31 to December 31.
(b)	Fiscal year end changed from November 30 to October 31.
(c)	Based on average shares outstanding for the period.
(d)	Amount less than $0.01 per share.
(e)	Not annualized.
(f)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.13% for the period ended June 30, 2022, 0.21% for the year ended December 31, 2021, 1.93% for the year ended December 31, 2020, 1.29% for the period ended December 31, 2019, 1.53% for the year ended October 31, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54% for the period ended November 30, 2016.

(g)	Annualized.
(h)

As restated to reflect the inclusion of interest and fees on borrowings and short sale arrangements previously netted against interest income, which increased the ratios by 0.29% for the two months ended December 31, 2019 and 0.87% for the year ended October 31, 2019. The restatement had no effect on the net asset value, per share data, net investment income ratios and total returns.

See accompanying notes to financial statements.

17

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2022

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of June 30, 2022, the Trust consists of ten separate series, three of which are included in these financial statements.

The Shelton Emerging Markets Fund (“Emerging Markets Fund”) is an open-end diversified series of the Trust. The inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Emerging Markets Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on June 26, 2020. All historic performance and financial information presented is that of the ICON Emerging Markets Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Emerging Markets Fund.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversified series of the Trust. The inception date is December 12, 2013. The Fund’s investment objective is to seek current income and capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund. The Tactical Credit Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on March 17, 2017. On June 19, 2019, the shareholders of the Cedar Ridge Unconstrained Credit Fund (the “Cedar Ridge Fund”) approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton Tactical Credit Fund. The Cedar Ridge Fund is the performance and accounting survivor of the reorganization, Shelton Tactical Credit is the legal and tax survivor. The reorganization was effective as of the close of business on June 21, 2019.

Shelton International Select Equity Fund (“International Select Fund”, and together with the Emerging Markets Fund, and the Tactical Credit Fund, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The inception date is July 31, 2009. The Fund’s investment objective is to achieve long-term capital appreciation. Effective July 18, 2016, Shelton became the advisor to the Fund. The International Select Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on July 28, 2017.

On June 3, 2020, the shareholders of the ICON International Equity Fund, a series of ICON Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton International Select Equity Fund. The International Select Fund is the performance and accounting, legal and tax survivor of the reorganization. The reorganization was effective as of the open of business on June 29, 2020. See Note 6 for more information.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b)    Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c)    Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d)    Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to

18

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e)    Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities. Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f)    Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g)     Concentration — The Shelton Emerging Markets Fund seeks to replicate the performance of their respective sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h)    Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i)    Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j)    Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken in the Fund’s 2021 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k)    Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

19

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at June 30, 2022 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Investments
Emerging Markets Fund	$2,721,941	$16,756,860	$—	$19,478,801
International Select Fund	$29,816,980	$80,113,676	$—	$109,930,656
Tactical Credit Fund - Assets	$388,004	$36,534,023	$0	$36,922,027
Tactical Credit Fund - Liabilities	$—	$1,999,715	$—	$1,999,715

(a)	It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)

All publicly traded common stocks and purchased options held by the Funds, priced in USD, are classified as level 1 securities, except as otherwise noted on the Portfolios of Investments for Tactical Credit Fund. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)

All corporate bonds, municipal bonds, and term loans held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

Level 3 Securities	Tactical Credit Fund(a)
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	—
Accrued Interest	—
Transfers into Level 3	0
Transfers out of Level 3	0
Ending Balance	$0

(a)	CHC Group LLC transferred into Level 3 during the fiscal year due to lack of valuation provided by pricing vendors.
	Fair Value as of 6/30/2022	Unobservable Input	Valuation Techniques	Input Values	Impact to valuation from an increase to input
Tactical Credit Fund
CHC Group LLC	$0	Potential for future escrow payment	Market assessment	$0	Increase
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC	$0	Potential for future escrow payment	Market assessment	$0	Increase

20

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

(l)    Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The effect of derivative instruments on the Statements of Assets & Liabilities as of June 30, 2022:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Asset Derivatives
Purchased Options	$103,515

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2022:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Futures	$(21,022)
Purchased Interest Rate Options	817,182
Total	$796,160

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Purchased Interest Rate Options	$30,469

The previously disclosed derivative instruments outstanding as of June 30, 2022, and their effect on the Statements of Operations for the period December 31, 2021 through June 30, 2022, serve as indicators of the volume of financial derivative activity for the Funds. The following table indicates the average volume for the year:

Average Month End Notional Value
Purchased Options	$23,729,167

(m)    LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020 the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023. The remainder of LIBOR publications ended at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds Is uncertain.

(n)    COVID-19 Risks — An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread globally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus (and the variants of such virus), and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt) and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial and economic risks in certain countries. The impact of the outbreak or may last for an extended period of time.

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
Emerging Markets Fund	1.00%
International Select Fund	0.74%
Tactical Credit Fund	1.17%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example and with respect to the International Select Equity Fund, acquired fund fees and expenses) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable

21

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the period ended June 30, 2022 are as follows:

	Contractual Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
International Select Fund	0.99%	1.24%	5/1/23
Tactical Credit Fund	1.39%	1.64%	5/1/23

At December 31, 2021, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $324,456. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 10/31/22	Expires 12/31/22	Expires 9/30/23	Expires 12/31/23	Expires 12/31/24	Total
Emerging Markets Fund	$—	$—	$634	$—	$—	$634
International Select Fund	—	66,303	—	44,901	—	111,204
Tactical Credit Fund	82,500	20,815	—	62,140	47,163	212,618
Total	$82,500	$87,118	$634	$107,041	$47,163	$324,456

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the period ended June 30, 2022, the following were paid:

Fund	Investor Class 12b-1 Fees
Emerging Markets Fund	$1,415
International Select Fund	28,846
Tactical Credit Fund	5,382

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2022 were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$5,450,636	$10,079,178
International Select Fund	47,015,815	54,611,785
Tactical Credit Fund	13,497,578	10,679,872

22

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

NOTE 4 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassifications on December 31, 2021 were as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
International Select Fund	$(650)	$650
Tactical Credit Fund	(3,847)	3,847

The reclassification of net assets consists primarily of non-deductible excise tax paid.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2021 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Fund	$22,370,392	$7,703,242	$(1,421,312)	$6,281,930
International Select Fund	137,198,944	28,833,233	(7,773,413)	21,059,820
Tactical Credit Fund	57,704,303	2,048,661	(3,983,692)	(1,935,031)

The tax character of distributable earnings at December 31, 2021 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Other Accumulated Losses	Total Distributable Earnings/(Loss)
Emerging Markets Fund	$351,507	$—	$(1,937,088)	$6,281,930	$(1,277)	$4,695,072
International Select Fund	123,282	—	(37,918,947)	21,059,820	(63,706)	(16,799,551)
Tactical Credit Fund	19,321	—	(6,138,070)	(1,935,031)	(80,847)	(8,134,627)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and PFICs. Other accumulated losses is the result of unrealized gain/loss attributable to foreign currency translation on foreign equities, organization costs expensed not yet deducted for tax purposes, and securities sold short.

Capital Losses: Capital loss carry forwards, as of December 31, 2021, available to offset future capital gains, if any, are as follows:

	Emerging Markets Fund	International Select Fund*	Tactical Credit Fund**
Long Term with No Limitation	$(1,937,088)	$(33,932,737)	$(4,486,894)
Short Term with No Limitation	—	(3,744,184)	—
Long Term Subject to Annual Limitation	—	—	—
Short Term Subject to Annual Limitation	—	(242,026)	(1,651,176)
Total	$(1,937,088)	$(37,918,947)	$(6,138,070)

*	Subject to annual limitation under §382 of The Code of $214,635 until December 31, 2022, and $27,391 for the year ending December 31, 2023.
**	Subject to annual limitation of $561,798 under §382 of The Code through December 31, 2023, and $527,580 for the year ending December 31, 2024.

Shelton Emerging Markets Fund and Shelton International Select Equity Fund utilized Capital Loss Carry Forwards in the amount of $1,083,132 and $13,302,814 respectively in the fiscal year.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

23

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

The tax character of distributions paid during the year ended December 31, 2021 are as follows:

Fund	Year or Period Ended(a)	Return of Capital	Ordinary Income	Long-Term Capital Gains(b)	Exempt-Interest Dividends	Total Distributions
Emerging Markets Fund	September 30, 2020	$—	$852,068	$—	$—	$852,068
	December 31, 2020	—	50,052	—	—	50,052
	December 31, 2021	—	595,238	—	—	595,238
International Select Fund	December 31, 2020	—	885,582	—	—	885,582
	December 31, 2021	—	1,082,019	—	—	1,082,019
Tactical Credit Fund	December 31, 2020	—	2,303,959	—	—	2,303,959
	December 31, 2021	—	1,765,078	—	—	1,765,078

(a)	Period ended December 31, 2020 represents activity for the three month period beginning October 1, 2020 through December 31, 2020.
(b)

The Funds did not designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended September 30, 2020, December 31, 2020, or December 31, 2021, respectively.

NOTE 5 - BORROWINGS

In connection with the short sale arrangement of Shelton Tactical Credit Fund, the Fund may borrow in excess of the short sale proceeds. At June 30, 2022, the total amount outstanding in excess of the short sale proceeds was $0. Amounts borrowed under this arrangement bear interest at an interest rate based on the bank’s margin rate. For the period ended June 30, 2022, the weighted average interest rate of this arrangement was 0.00%, the average amount outstanding was $0 and the maximum outstanding balance was $0. The total amount of interest charged under the arrangement was $0 and is included in the balance of Interest and fees on borrowings and short sale arrangement in the Statement of Operations.

NOTE 6 - SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2021 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of the current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as Income from securities lending, net.

As of June 30, 2022, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
Emerging Markets Fund	$254,748	$—
International Select Fund	3,745,961	—
Tactical Credit Fund	—	10,390,396

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on Portfolios of Investments.

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

NOTE 7 - SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

24

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of June 30, 2022. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2022 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the SCM Trust. It is authorized for distribution only if preceded or accompanied by a current SCM Trust prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Fund.

25

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name and Address	Year of Birth	Position held with the Trust, Term of Office and Length of Time Served	Principal Occupations during the Past Five Years	Other Trusteeships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee	Other Relevant Experience
Independent Trustees
Kevin T. Kogler 1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Trustee, since 2006	Director MicroBiz AM LLC, June 2015 to present; President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, FBR Capital Markets, 2003 to 2006.	Shelton Funds	19	Experience in investment banking and technology industry. M.B.A
Stephen H. Sutro 1875 Lawrence Street, Suite 300 Denver, CO 80202	1969	Trustee, since 2006	Managing Partner, San Francisco, Duane Morris LLP (law firm), 2014 to present. Partner, Duane Morris LLP (law firm), 2003 to 2014	Shelton Funds	19	Service on Boards for nonprofit organizations. J.D.
Marco L. Quazzo 1875 Lawrence Street, Suite 300 Denver, CO 80202	1962	Trustee, since 2014	Principal, Bartko Zankel Bunzel & Miller, March 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.	Shelton Funds	19	Experience with risk management for mortgage banks, investment banks, and real estate investment trusts, J.D.
Interested Trustee[1]
Stephen C. Rogers 1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	President, since 1999; Chairman of the Board & Trustee, since 1998	Portfolio Manager, Shelton Capital Management, 2003 to present; Chief Executive Officer, Shelton Capital Management, 1999 to present; Secretary 1999 to November 2012.	Shelton Funds	19	Portfolio management and operations experience, MBA
Officers
Gregory T. Pusch 1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chief Compliance Officer, since 2017; Secretary, since 2017	Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance/CCO, HarbourVest Partners, 2012-2015; SVP, CCO, Pyramis Global Advisors, 2007-2011	N/A
William P. Mock 1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Treasurer, since 2010	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, 2007 to present; Head Trader.	N/A

[1]	Basis of Interestedness. Stephen C. Rogers is affiliated with Shelton Capital Management, which is the investment advisor of the Funds

26

Board Approval of the Investment Advisory Agreement (Unaudited) June 30, 2022

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●

The Investment Advisory Agreement dated October 11, 2016, between SCM Trust, on behalf of the Shelton International Select Equity Fund (the “International Select Equity Fund”) and the Shelton Tactical Credit Fund (the “Tactical Credit Fund”) (each a “Fund” and together with the Shelton Emerging Markets Fund, the “Funds”), and Shelton Capital Management (“Shelton Capital” or “SCM”); and

●

The Investment Advisory Agreement dated February 6, 2020, between SCM Trust, on behalf of the Shelton Emerging Markets Fund (the “Emerging Markets Fund”), and Shelton Capital Management (collectively, the “SCM Advisory Agreements”).

At a meeting held on March 3-4, 2022, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the SCM Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided to the Emerging Markets Fund, the International Select Equity Fund, and the Tactical Credit Fund by SCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, with SCM representatives, and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the SCM Advisory Agreements with respect to the above-mentioned Funds, as applicable, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and SCM’s commitment to these programs; each of their efforts to keep the Trustees informed; and SCM’s attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods necessary to performing its duties under the SCM Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the periods ended December 31, 2021:

●

For the Emerging Markets Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period and in the second highest performing quartile over the 1-year, 3-year, and 5-year periods.

●

For the Shelton International Select Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year and 5-year periods and in the lowest performing quartile over the 1-year period.

●	For the Shelton Tactical Credit Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year, 3-year, and 5-year periods.

The Board received an explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the applicable SCM Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

27

Board Approval of the Investment Advisory Agreement (Unaudited) (Continued) June 30, 2022

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that the maximum management fee charged to each Fund was higher than the relevant Fund’s peer category median.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were higher than the relevant Fund’s peer category median.

Comparable Accounts

The Board noted certain information provided by SCM regarding fees charged to other clients utilizing a strategy similar to that employed by certain Funds. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Funds. The Board also reviewed the resulting level of profits to SCM, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Trustees also noted that currently, SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and may extend those limits in the future.

The Board also considered that SCM does not receive material indirect benefits from managing the applicable Funds. The Board considered the Board considered the Adviser’s statements regarding the implementation of a soft dollar program in 2021 with respect to certain Funds, but determined that material indirect benefits were not accruing to SCM at this time.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each Fund’s cost structure and level of profits for SCM, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the SCM Advisory Agreements, the Board had received sufficient information to renew and approve the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each SCM Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each applicable Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Funds, and that the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, was in the best interests of each Fund and its shareholders.

28

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SEMI-ANNUAL REPORT

June 30, 2022

ICON Consumer Select Fund

ICON Equity Fund
ICON Equity Income Fund

ICON Flexible Bond Fund
ICON Health and Information Technology Fund

ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund

Table of Contents	June 30, 2022

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdown	4
Portfolio of Investments	6
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	23
Notes to Financial Statements	30
Additional Information	37
Board of Trustees and Executive Officers	37
Board Approval of Advisory Agreement	39

About Your Fund’s Expenses (Unaudited)	June 30, 2022

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2021 to June 30, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 31, 2021	Ending Account Value June 30, 2022	Expenses Paid During Period*	Net Annual Expense Ratio
ICON Consumer Select Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 818	$ 6.31	1.40%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.00	1.40%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 817	$ 7.43	1.65%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 8.25	1.65%

ICON Equity Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 756	$ 5.22	1.20%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.01	1.20%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 755	$ 6.31	1.45%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.26	1.45%

ICON Equity Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 871	$ 4.69	1.01%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.06	1.01%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 870	$ 5.84	1.26%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.31	1.26%

ICON Flexible Bond Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 919	$ 3.62	0.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.81	0.76%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 917	$ 4.80	1.01%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.06	1.01%

*

Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

About Your Fund’s Expenses (Unaudited) (Continued)	June 30, 2022

	Beginning Account Value December 31, 2021	Ending Account Value June 30, 2022	Expenses Paid During Period*	Net Annual Expense Ratio
ICON Health and Information Technology Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 771	$ 5.75	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.56	1.31%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 770	$ 6.85	1.56%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 7.80	1.56%

ICON Natural Resources and Infrastructure Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 989	$ 6.66	1.35%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.75	1.35%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 949	$ 7.73	1.60%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 8.00	1.60%

ICON Utilities and Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 989	$ 6.12	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.21	1.24%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 989	$ 7.35	1.49%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.46	1.49%

*

Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Top Holdings and Sector Breakdown (Unaudited)	June 30, 2022

ICON Consumer Select Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$6,296,365	13.0%
2	LPL Financial Holdings Inc	2,693,408	5.6%
3	Monarch Casino & Resort Inc	2,323,332	4.8%
4	Assurant Inc	2,143,340	4.4%
5	Marsh & McLennan Cos Inc	2,111,400	4.4%
6	Mastercard Inc	1,955,976	4.1%
7	NIKE Inc	1,880,480	3.9%
8	Darling Ingredients Inc	1,859,780	3.9%
9	Kearny Financial Corp	1,777,600	3.7%
10	American Express Co	1,732,750	3.6%

ICON Equity Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$9,991,032	17.1%
2	Mastercard Inc	3,668,717	6.3%
3	Chart Industries Inc	3,648,884	6.2%
4	NIKE Inc	2,749,180	4.7%
5	Diamondback Energy Inc	2,725,875	4.7%
6	LPL Financial Holdings Inc	2,582,720	4.4%
7	Extreme Networks Inc	2,555,393	4.4%
8	Baker Hughes Co	2,534,786	4.3%
9	EPAM Systems Inc	2,308,127	3.9%
10	Alamo Group Inc	2,270,385	3.9%

ICON Equity Income Fund

Security		Market Value	Percentage of Total Investment
1	Bristol-Myers Squibb Co	$3,742,200	5.4%
2	AbbVie Inc	3,455,443	5.0%
3	Lincoln National Corp	3,058,758	4.4%
4	Lockheed Martin Corp	2,923,728	4.2%
5	The PNC Financial Services Group Inc	2,905,926	4.2%
6	Vector Group Ltd	2,648,100	3.8%
7	Cummins Inc	2,535,243	3.6%
8	Otter Tail Corp	2,470,384	3.5%
9	OceanFirst Financial Corp	2,339,599	3.4%
10	New York Community Bancorp Inc	2,252,371	3.2%

ICON Flexible Bond Fund

Security		Market Value	Percentage of Total Investment
1	Argo Group US Inc	$7,602,338	5.6%
2	The PNC Financial Services Group Inc	6,575,823	4.8%
3	Templeton Global Income Fund	6,422,574	4.7%
4	Principal Financial Group Inc	6,363,706	4.7%
5	Fifth Third Bancorp	5,839,622	4.3%
6	USB Capital IX	5,256,000	3.8%
7	Dell International LLC / EMC Corp	4,836,419	3.5%
8	JetBlue 2019-1 Class B Pass Through Trust	3,958,181	2.9%
9	Andeavor LLC	3,951,537	2.9%
10	PacifiCorp	3,712,471	2.7%

Top Holdings and Sector Breakdown (Unaudited) (Continued)	June 30, 2022

ICON Health and Information Technology Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$11,203,167	12.1%
2	UnitedHealth Group Inc	7,807,176	8.4%
3	SolarEdge Technologies Inc	4,734,664	5.1%
4	Mastercard Inc	4,700,652	5.1%
5	TD SYNNEX Corp	4,564,110	4.9%
6	Elevance Health Inc	4,391,478	4.7%
7	Molina Healthcare Inc	4,138,228	4.5%
8	Genpact Ltd	3,977,604	4.3%
9	Euronet Worldwide Inc	3,963,246	4.3%
10	EPAM Systems Inc	3,714,228	4.0%

ICON Natural Resources and Infrastructure Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$21,114,847	18.1%
2	Hexcel Corp	4,707,900	4.0%
3	The AES Corp	4,622,200	4.0%
4	Myers Industries Inc	4,091,400	3.5%
5	UGI Corp	4,015,440	3.5%
6	NextEra Energy Inc	3,873,000	3.3%
7	NRG Energy Inc	3,817,000	3.3%
8	Caterpillar Inc	3,575,200	3.1%
9	Berry Global Group Inc	3,551,600	3.1%
10	EOG Resources Inc	3,534,080	3.0%

ICON Utilities and Income Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$5,099,482	12.1%
2	National Fuel Gas Co	2,694,840	6.4%
3	Ameren Corp	2,313,216	5.5%
4	New Jersey Resources Corp	2,164,158	5.1%
5	Duke Energy Corp	2,122,758	5.0%
6	Xcel Energy Inc	2,094,496	5.0%
7	American Electric Power Co Inc	2,043,522	4.8%
8	NextEra Energy Inc	2,037,198	4.8%
9	Black Hills Corp	1,935,682	4.6%
10	Unitil Corp	1,837,290	4.3%

ICON Consumer Select Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (85.32%)

Communications (5.64%)
Alphabet Inc*	440	$962,478
Comcast Corp	25,200	988,848
eBay Inc	19,700	820,899
Total Communications		2,772,225

Consumer, Cyclical (24.37%)
Brunswick Corp	22,500	1,471,050
Green Brick Partners Inc*	85,308	1,669,478
Monarch Casino & Resort Inc*	39,600	2,323,332
NIKE Inc	18,400	1,880,480
PulteGroup Inc	43,100	1,708,053
Skechers USA Inc*	45,400	1,615,332
Texas Roadhouse Inc	18,000	1,317,600
Total Consumer, Cyclical		11,985,325

Consumer, Non-cyclical (6.14%)
Darling Ingredients Inc*	31,100	1,859,780
Global Payments Inc	10,500	1,161,720
Total Consumer, Non-cyclical		3,021,500

Financial (49.17%)
American Equity Investment Life Holding Co	43,700	1,598,109
American Express Co	12,500	1,732,750
Arch Capital Group Ltd*	27,600	1,255,524
Assurant Inc	12,400	2,143,340
Bank of America Corp	46,700	$1,453,771
Equitable Holdings Inc	32,600	849,882
Everest Re Group Ltd	4,400	1,233,232
JPMorgan Chase & Co	12,900	1,452,669
Kearny Financial Corp	160,000	1,777,600
LPL Financial Holdings Inc	14,600	2,693,408
Marsh & McLennan Cos Inc	13,600	2,111,400
Mastercard Inc	6,200	1,955,976
Morgan Stanley	11,400	867,084
RenaissanceRe Holdings Ltd	8,900	1,391,693
Visa Inc	8,500	1,673,565
Total Financial		24,190,003

Total Common Stock (Cost $38,209,653)		41,969,053

Investment Companies (12.80%)

Money Market Funds (12.80%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 1.290%)	6,296,365	6,296,365

Investment Companies (Cost $6,296,365)		6,296,365

Total Investments (Cost $44,506,018) (98.12%)		$48,265,418
Other Net Assets (1.88%)		924,462
Net Assets (100.00%)		$49,189,880

*	Non-income producing security.

ICON Equity Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (83.26%)

Basic Materials (1.03%)
The Chemours Co	18,800	$601,976

Communications (4.38%)
Extreme Networks Inc*	286,479	2,555,393

Consumer, Cyclical (8.81%)
Magna International Inc#	28,200	1,548,180
Monarch Casino & Resort Inc*	14,400	844,848
NIKE Inc	26,900	2,749,180
Total Consumer, Cyclical		5,142,208

Consumer, Non-cyclical (8.38%)
Euronet Worldwide Inc*	13,350	1,342,877
Global Payments Inc	18,862	2,086,892
ManpowerGroup Inc	19,100	1,459,431
Total Consumer, Non-cyclical		4,889,200

Energy (9.01%)
Baker Hughes Co	87,800	2,534,786
Diamondback Energy Inc	22,500	2,725,875
Total Energy		5,260,661

Financial (20.97%)
American Equity Investment Life Holding Co	46,200	1,689,534
Bank of America Corp	32,488	$1,011,351
JPMorgan Chase & Co	12,700	1,430,147
LPL Financial Holdings Inc	14,000	2,582,720
Mastercard Inc	11,629	3,668,717
Truist Financial Corp	39,100	1,854,513
Total Financial		12,236,982

Industrial (23.33%)
Advanced Drainage Systems Inc	19,900	1,792,393
Alamo Group Inc	19,500	2,270,385
Armstrong World Industries Inc	21,600	1,619,136
Chart Industries Inc*	21,800	3,648,884
CSX Corp	36,200	1,051,972
Terex Corp	41,400	1,133,118
Trinity Industries Inc	86,800	2,102,296
Total Industrial		13,618,184

Technology (7.35%)
Adobe Inc*	3,100	1,134,786
EPAM Systems Inc*	7,830	2,308,127
Qorvo Inc*	5,900	556,488
Skyworks Solutions Inc	3,156	292,372
Total Technology		4,291,773

Total Common Stock (Cost $39,262,048)		48,596,377

See accompanying notes to financial statements.

ICON Equity Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
Investment Companies (17.12%)

Money Market Funds (17.12%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 1.290%)	9,991,032	$9,991,032

Total Investment Companies (Cost $9,991,032)		9,991,032

Collateral Received for Securities on Loan (0.54%)
First American Government Obligations Fund - Class X (Cost $313,200)		$313,200

Total Investments (Cost $49,566,281) (100.92%)		$58,900,609
Liabilities in Excess of Other Assets (-0.92%)		(536,502)
Net Assets (100.00%)		$58,364,107

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at June 30, 2022 in the amount of $296,460.

ICON Equity Income Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (80.61%)

Basic Materials (5.21%)
Eastman Chemical Co	21,100	$1,894,147
Neenah Inc	50,700	1,730,898
Total Basic Materials		3,625,045

Communications (6.16%)
Nexstar Media Group Inc	13,300	2,166,304
Vodafone Group PLC	136,100	2,120,438
Total Communications		4,286,742

Consumer, Cyclical (13.34%)
Cummins Inc	13,100	2,535,243
Leggett & Platt Inc	45,400	1,569,932
MDC Holdings Inc	61,776	1,995,983
VF Corp	30,000	1,325,100
Whirlpool Corp	12,000	1,858,440
Total Consumer, Cyclical		9,284,698

Consumer, Non-Cyclical (15.17%)
AbbVie Inc	22,561	3,455,443
Bristol-Myers Squibb Co	48,600	3,742,200
Philip Morris International Inc	7,200	710,928
Vector Group Ltd	252,200	2,648,100
Total Consumer, Non-Cyclical		10,556,671

Financial (22.51%)
Huntington Bancshares Inc	150,900	1,815,327
JPMorgan Chase & Co	11,953	1,346,027
Kearny Financial Corp	149,400	1,659,834
Lincoln National Corp	65,400	3,058,758
Manulife Financial Corp	124,100	2,150,653
New York Community Bancorp Inc	246,700	2,252,371
OceanFirst Financial Corp	122,300	2,339,599
Webster Financial Corp	24,900	1,049,535
Total Financial		15,672,104

Industrial (7.73%)
Lockheed Martin Corp	6,800	2,923,728
Packaging Corp of America	12,700	1,746,250
Union Pacific Corp	3,329	$710,009
Total Industrial		5,379,987

Technology (4.18%)
International Business Machines Corp	5,900	833,021
Texas Instruments Inc	13,500	2,074,275
Total Technology		2,907,296

Utilities (6.31%)
Evergy Inc	29,500	1,924,875
Otter Tail Corp	36,800	2,470,384
Total Utilities		4,395,259

Total Common Stock (Cost $54,324,144)		56,107,802

Preferred Stock (6.12%)

Financial (6.12%)
Annaly Capital Management Inc, 6.950%	10,000	223,600
Argo Group US Inc, 6.500%	35,271	786,543
Equity Commonwealth, 6.500%	13,183	343,490
The PNC Financial Services Group Inc, 8.000%	114,587	2,905,926
Total Financial		4,259,559

Total Preferred Stock (Cost $4,340,009)		4,259,559

	Par Value
Corporate Debt (3.33%)

Consumer, Cyclical (1.05%)
MGM Resorts International, 6.750%, 5/1/2025	750,000	735,938

Consumer, Non-cyclical (1.00%)
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	192,130
HCA Inc, 5.875%, 2/15/2026	500,000	502,515
Total Consumer, Non-cyclical		694,645

Financial (0.85%)
Credit Acceptance Corp, 6.625%, 3/15/2026	220,000	32205,986

See accompanying notes to financial statements.

ICON Equity Income Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Par Value	Value
JPMorgan Chase & Co, 3M US LIBOR + 3.470%(a),(b)	$170,000	$162,554
Principal Financial Group Inc, 3M US LIBOR + 3.044%, 5/15/2055(b)	250,000	223,759
Total Financial		592,299

Industrial (0.43%)
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	300,000	298,262

Total Corporate Debt (Cost $2,403,967)		2,321,144

	Shares
Investment Companies (9.95%)

Mutual Funds (8.35%)
Blackstone Strategic Credit Fund	67,866	758,063
Invesco High Income 2023 Target Term Fund	35,128	300,696
Nuveen Emerging Markets Debt 2022 Target Term Fund	179,371	1,199,992
RiverNorth Specialty Finance Corp	55,811	1,006,272
Templeton Global Income Fund	303,288	1,337,500
Vertical Capital Income Fund	128,488	1,201,363

Security Description	Shares	Value
Total Mutual Funds		$5,803,886

Money Market Funds (1.60%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 1.290%)	1,115,993	1,115,993

Total Investment Companies (Cost $7,173,273)		6,919,879

Total Investments (Cost $68,241,394) (100.01%)		$69,608,384
Liabilities in Excess of Other Assets (-0.01%)		(4,683)
Net Assets (100.00%)		$69,603,701

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June, 30, 2022, these securities had a total aggregate market value of $298,262, which represented approximately 0.43% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)

Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.

ICON Flexible Bond Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (2.78%)

Financial (2.78%)
Annaly Capital Management Inc	121,333	$717,078
Equity Distribution Acquisition Corp*	29,740	295,467
FTAC Emerald Acquisition Corp*	36,200	354,036
Graf Acquisition Corp IV*	21,090	204,784
Liberty Media Acquisition Corp*	2,717	26,735
Live Oak Mobility Acquisition Corp*	46,206	452,819
MSD Acquisition Corp*	62,461	612,118
Pershing Square Tontine Holdings Ltd*	58,100	1,160,257
Total Common Stock		3,823,294

	Par Value
Corporate Debt (71.32%)

Communications (6.66%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	3,610,000	3,217,413
Hughes Satellite Systems Corp, 5.250%, 8/1/2026	3,000,000	2,777,760
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,174,366
Total Communications		9,169,539

Consumer, Cyclical (15.67%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,000,000	973,860
Air Canada 2015-1 Class B Pass Through Trust, 3.875%, 3/15/2023 (144A)	763,277	749,258
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	2,803,750	2,604,283
Beazer Homes USA Inc, 6.750%, 3/15/2025	1,000,000	924,562

Security Description	Par Value	Value
G-III Apparel Group Ltd, 7.875%, 8/15/2025 (144A)	$1,850,000	$1,787,877
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,000,000	882,500
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	859,583
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	3,886,772	3,958,181
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	1,686,984	1,728,891
MGM Resorts International, 6.750%, 5/1/2025	2,500,000	2,453,125
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	1,000,000	982,800
SeaWorld Parks & Entertainment Inc, 8.750%, 5/1/2025 (144A)	355,000	367,425
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 9/20/2025 (144A)	1,500,000	1,539,405
US Airways 2011-1 Class A Pass Through Trust, 7.125%, 10/22/2023	1,735,424	1,750,387
Total Consumer, Cyclical		21,562,137

Consumer, Non-cyclical (5.96%)
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,262,567
HCA Inc, 5.875%, 2/15/2026	1,000,000	1,005,030
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,261,102
Spectrum Brands Inc, 5.750%, 7/15/2025	1,500,000	1,481,104
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	2,300,000	2,187,875
Total Consumer, Non-cyclical		8,197,678

See accompanying notes to financial statements.

ICON Flexible Bond Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Par Value	Value
Energy (6.93%)
Andeavor LLC, 5.125%, 12/15/2026	$4,000,000	$3,951,537
Exterran Energy Solutions LP / EES Finance Corp, 8.125%, 5/1/2025	1,000,000	947,500
Hess Corp, 7.300%, 8/15/2031	1,500,000	1,682,759
Parsley Energy LLC / Parsley Finance Corp, 5.625%, 10/15/2027 (144A)	3,000,000	2,955,908
Total Energy		9,537,704

Financial (21.03%)
BAC Capital Trust XIV, 3M US LIBOR floor(4.000%) + 0.400%#,(a),(b)	1,850,000	1,313,494
Credit Acceptance Corp, 6.625%, 3/15/2026#	2,600,000	2,434,380
Doric Nimrod Air Finance Alpha Ltd 2012-1 Class A Pass Through Trust, 5.125%, 11/30/2022 (144A)	291,175	287,157
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	1,018,360
Fifth Third Bancorp, 5.379%, 3M US LIBOR + 3.129%#,(a),(b)	6,718,000	5,839,622
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	2,087,398
Genworth Holdings Inc, 4.800%, 2/15/2024#	1,000,000	997,891
JPMorgan Chase & Co, 4.709%, 3M US LIBOR + 3.470%(a),(b)	1,417,000	1,354,935
Principal Financial Group Inc, 4.455%, 5/15/2055(a),(b)	7,110,000	6,363,706
TMX Finance LLC / TitleMax Finance Corp, 11.125%, 4/1/2023 (144A)	2,000,000	1,972,601
USB Capital IX, 3.500%, 3M US LIBOR + 1.020%(a),(b)	7,500,000	5,256,000
Total Financial		28,925,544

Industrial (4.11%)
Fluor Corp, 3.500%, 12/15/2024#	688,000	660,109
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,500,000	1,411,920
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	1,500,000	1,467,315
Mauser Packaging Solutions Holding Co, 5.500%, 4/15/2024 (144A)	1,500,000	1,432,500
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	688,000	684,013
Total Industrial		5,655,857

Technology (5.89%)
Dell Inc, 7.100%, 4/15/2028#	3,000,000	3,262,381
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	4,612,000	4,836,419
Total Technology		8,098,800

Utilities (5.07%)
Calpine Corp, 5.250%, 6/1/2026 (144A)	703,000	667,850
PacifiCorp, 8.069%, 9/9/2022	3,685,000	3,712,471
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,274,852
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,323,125
Total Utilities		6,978,298

Total Corporate Debt (Cost $108,972,789)		98,125,557

Asset Backed Securities (1.94%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	$3,000,000	$2,670,702

Total Asset Backed Securities (Cost $2,903,833)		2,670,702

	Shares
Preferred Stock (12.36%)
Argo Group US Inc, 6.500%	340,912	7,602,338
Bank of America Corp, 7.250%	1,708	2,057,286
Equity Commonwealth, 6.500%	20,396	531,428
The PNC Financial Services Group, 8.000%	259,299	6,575,823
US Bancorp, 3.750%	13,597	235,006
Total Preferred Stock (Cost $17,843,093)		17,001,881

Investment Companies (10.97%)

Mutual Funds (9.80%)
Blackstone Strategic Credit Fund	62,884	702,414
Ellsworth Growth and Income Fund Ltd	29,621	252,371
Nuveen Emerging Markets Debt 2022 Target Term Fund	408,143	2,730,477
RiverNorth Specialty Finance Corp	28,456	513,062
Templeton Global Income Fund	1,456,366	6,422,574
Vertical Capital Income Fund	305,843	2,859,632
Total Mutual Funds		13,480,530

Money Market Funds (1.17%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 1.290%)	1,613,462	1,613,462

Total Investment Companies (Cost $17,041,031)		15,093,992

Collateral Received for Securities on Loan (6.35%)
First American Government Obligations Fund - Class X (Cost $8,737,813)		8,737,813

Total Investments (Cost $159,358,161) (105.72%)		$145,453,239
Liabilities in Excess of Other Assets (-5.72%)		(7,859,361)
Net Assets (100.00%)		$137,593,878

*	Non-income producing security.

Loaned security; a portion of the security is on loan at June 30, 2022 in the amount of $8,528,222.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2022, these securities had a total aggregate market value of $29,613,399, which represented approximately 21.52% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)

Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.

See accompanying notes to financial statements.

ICON Health and Information Technology Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (86.15%)

Communications (4.86%)
Alphabet Inc*	1,200	$2,624,940
CDW Corp	12,600	1,985,256
Total Communications		4,610,196

Consumer, Non-cyclical (33.18%)
AbbVie Inc	20,865	3,195,683
Cigna Corp	10,100	2,661,552
Elevance Health Inc	9,100	4,391,478
Euronet Worldwide Inc*	39,400	3,963,246
Global Payments Inc	30,193	3,340,554
IQVIA Holdings Inc*	9,138	1,982,855
Molina Healthcare Inc*	14,800	4,138,228
UnitedHealth Group Inc	15,200	7,807,176
Total Consumer, Non-cyclical		31,480,772

Energy (4.99%)
SolarEdge Technologies Inc*	17,300	4,734,664

Financial (8.81%)
Mastercard Inc	14,900	4,700,652
Visa Inc	18,580	3,658,216
Total Financial		8,358,868

Industrial (11.42%)
EnerSys	24,100	1,420,936
Sensata Technologies Holding PLC	34,100	1,408,671
TD SYNNEX Corp	50,100	4,564,110
TE Connectivity Ltd	9,000	1,018,350
Universal Display Corp	23,900	$2,417,246
Total Industrial		10,829,313

Technology (22.89%)
Adobe Inc*	9,300	3,404,358
Applied Materials Inc	27,300	2,483,754
Autodesk Inc*	16,200	2,785,752
EPAM Systems Inc*	12,600	3,714,228
Genpact Ltd	93,900	3,977,604
Micron Technology Inc	45,600	2,520,768
NCR Corp*	91,000	2,831,010
Total Technology		21,717,474

Total Common Stock (Cost $77,269,117)		81,731,287

Investment Companies (11.81%)

Money Market (11.81%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 1.290%)	11,203,167	11,203,167

Total Investment Companies (Cost $11,203,167)		11,203,167

Total Investments (Cost $88,472,284) (97.96%)		$92,934,454
Other Net Assets (2.04%)		1,932,490
Net Assets (100.00%)		$94,866,944

*	Non-income producing security.

ICON Natural Resources and Infrastructure Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (80.80%)

Basic Materials (2.28%)
The Chemours Co	37,000	$1,184,740
International Paper Co	35,000	1,464,050
Total Basic Materials		2,648,790

Consumer, Cyclical (5.51%)
Casey’s General Stores Inc	12,500	2,312,250
Cummins Inc	8,000	1,548,240
WW Grainger Inc	5,600	2,544,808
Total Consumer, Cyclical		6,405,298

Energy (14.44%)
Diamondback Energy Inc	23,000	2,786,450
EOG Resources Inc	32,000	3,534,080
Imperial Oil Ltd	73,081	3,442,846
Phillips 66	29,000	2,377,710
Suncor Energy Inc	75,000	2,630,250
Valero Energy Corp	19,000	2,019,320
Total Energy		16,790,656

Industrial (42.60%)
Armstrong World Industries Inc	18,000	1,349,280
Berry Global Group Inc*	65,000	3,551,600
Caterpillar Inc	20,000	$3,575,200
Chart Industries Inc*	17,500	2,929,150
CSX Corp	68,000	1,976,080
Eagle Materials Inc	29,000	3,188,260
Hexcel Corp	90,000	4,707,900
JB Hunt Transport Services Inc	14,500	2,283,315
JELD-WEN Holding Inc*	150,000	2,188,500
Martin Marietta Materials Inc	5,000	1,496,200
Masco Corp	56,000	2,833,600
Myers Industries Inc	180,000	4,091,400
Northrop Grumman Corp	4,500	2,153,565
Old Dominion Freight Line Inc	8,000	2,050,240
Oshkosh Corp	39,000	3,203,460
Packaging Corp of America	15,000	2,062,500
Saia Inc*	6,000	1,128,000
Terex Corp	45,000	1,231,650
Union Pacific Corp	10,000	2,132,800
Xylem Inc	18,000	1,407,240
Total Industrial		49,539,940

Utilities (15.97%)
The AES Corp	220,000	4,622,200
National Fuel Gas Co	34,000	2,245,700
NextEra Energy Inc	50,000	3,873,000
NRG Energy Inc	100,000	3,817,000

See accompanying notes to financial statements.

ICON Natural Resources and Infrastructure Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
UGI Corp	104,000	$4,015,440
Total Utilities		18,573,340

Total Common Stock (Cost $90,740,886)		93,958,024

Investment Companies (19.28%)

Exchange-Traded Funds (1.12%)
Direxion Daily Energy Bear 2X Shares*	10,000	523,300
ProShares UltraShort Oil & Gas*	35,000	782,950
Total Exchange-Traded Funds		1,306,250

Money Market Funds (18.16%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 1.290%)	21,114,847	$21,114,847

Total Investment Companies (Cost $22,317,608)		22,421,097

Total Investments (Cost $113,058,494) (100.08%)		$116,379,121
Liabilities in Excess of Other Assets (-0.08%)		(95,277)
Net Assets (100.00%)		$116,283,844

*	Non-income producing security.

ICON Utilities and Income Fund Portfolio of Investment (Unaudited) June 30, 2022

Security Description	Shares	Value
Common Stock (88.09%)

Communications (1.60%)
Vodafone Group PLC	43,300	$674,614

Energy (0.87%)
Baker Hughes Co	12,713	367,024

Financial (3.76%)
Kearny Financial Corp	85,100	945,461
Lincoln National Corp	13,700	640,749
Total Financial		1,586,210

Utilities (81.86%)
The AES Corp	78,000	1,638,780
ALLETE Inc	24,200	1,422,476
Ameren Corp	25,600	2,313,216
American Electric Power Co Inc	21,300	2,043,522
Avangrid Inc	35,200	1,623,424
Black Hills Corp	26,600	1,935,682
Duke Energy Corp	19,800	2,122,758
Evergy Inc	27,000	1,761,750
Eversource Energy	19,400	1,638,718
National Fuel Gas Co	40,800	2,694,840
New Jersey Resources Corp	48,600	2,164,158
NextEra Energy Inc	26,300	2,037,198
NiSource Inc	46,751	$1,378,687
NRG Energy Inc	29,200	1,114,564
ONE Gas Inc	20,200	1,640,038
Sempra Energy	8,300	1,247,241
UGI Corp	47,495	1,833,782
Unitil Corp	31,289	1,837,290
Xcel Energy Inc	29,600	2,094,496
Total Utilities		34,542,620

Total Common Stock (Cost $33,682,454)		37,170,468

Investment Companies (12.09%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 1.290%)	5,099,482	5,099,482

Total Investment Companies (Cost $5,099,482)		5,099,482

Total Investments (Cost $38,781,936) (100.18%)		$42,269,950
Liabilities in Excess of Other Assets (-0.18%)		(74,696)
Net Assets (100.00%)		$42,195,254

*	Non-income producing security.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited) June 30, 2022

	ICON Consumer Select Fund	ICON Equity Fund	ICON Equity Income Fund	ICON Flexible Bond Fund
Assets
Investments in securities
Cost of investments	$44,506,018	$49,549,541	$68,241,394	$159,148,570
Market value of investments (Note 1)	48,265,419	58,883,869	69,608,383	145,243,645
Cash	—	—	—	—
Cash denominated in foreign currencies	—	—	—	—
Interest receivable	4,303	5,424	31,732	1,540,371
Dividend receivable	18,577	8,205	201,090	70,225
Receivable from investment advisor	—	—	9,943	20,201
Receivable for fund shares sold	15,014	500	531,348	676,362
Receivable for investment securities Sold	1,117,771	—	—	—
Securities Lending income receivable	—	—	113	11,337
Reclaim receivable	—	4,766	19,337	—
Prepaid expenses	37,227	38,099	34,749	40,661
Total assets	$49,458,311	$58,940,863	$70,436,695	$147,602,802

Liabilities
Collateral for securities loaned	$—	$296,460	$—	$8,528,222
Payable to investment advisor	42,628	38,290	44,078	68,326
Payable for investments purchased	—	—	—	—
Payable for fund shares purchased	115,441	110,688	30,883	126,857
Payable for securities purchased	—	—	19,879	503,166
Distributions payable	—	—	532,856	639,275
Accrued 12b-1 fees	414	3,471	6,497	1,627
Accrued administration fees	3,966	4,749	5,468	10,597
Accrued audit fees	7,983	14,068	22,983	32,234
Accrued CCO fees	2,893	5,067	7,479	7,681
Accrued custody fees	—	—	1,284	—
Accrued fund accounting fees	3,208	10,858	18,704	15,136
Accrued printing fees	—	—	—	—
Accrued registration fees	6,240	3,712	12,723	5,695
Accrued state registration fees	49,009	50,747	59,530	25,083
Accrued transfer agent fees	30,941	29,785	48,781	26,497
Accrued trustee fees	1,707	2,918	6,088	4,947
Accrued expenses	4,001	5,943	12,810	13,581
Other payables			2,951
Total liabilities	268,431	576,756	832,994	10,008,924

Net assets	$49,189,880	$58,364,107	$69,603,701	$137,593,878

Net assets at June 30, 2022 consist of
Paid-in capital	$42,953,327	$42,074,176	$62,476,041	$157,589,545
Distributable earnings/(loss)	6,236,553	16,289,931	7,127,660	(19,995,667)
Total net assets	$49,189,880	$58,364,107	$69,603,701	$137,593,878

Net assets
Institutional Shares	$47,266,821	$42,428,758	$38,947,616	$129,834,636
Investor Shares	$1,923,059	$15,935,349	$30,656,085	$7,759,242

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	4,791,067	1,506,319	2,184,075	15,510,992
Investor Shares (no par value, unlimited shares authorized)	196,425	597,077	1,721,062	932,952

Net asset value per share
Institutional Shares	$9.87	$28.17	$17.83	$8.37
Investor Shares	$9.79	$26.69	$17.81	$8.32

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited) June 30, 2022 (Continued)

	ICON Health and Information Technology Fund	ICON Natural Resources and Infrastructure Fund	ICON Utilities and Income Fund
Assets
Investments in securities
Cost of investments	$88,472,284	$113,058,494	$38,781,936
Market value of investments (Note 1)	92,934,453	116,379,121	42,269,950
Cash	—	—	—
Cash denominated in foreign currencies	—	—	—
Interest receivable	7,307	12,242	2,903
Dividend receivable	—	116,545	104,471
Receivable from investment advisor	—	—	9,889
Receivable for fund shares sold	12,151	2,402	177,672
Receivable for investment securities Sold	2,178,890	—	—
Securities Lending income receivable	—	293	138
Reclaim receivable	3,493	66,241	1,936
Prepaid expenses	33,575	69,304	23,495
Total assets	$95,169,869	$116,646,148	$42,590,454

Liabilities
Collateral for securities loaned	$—	$—	$—
Payable to investment advisor	81,009	100,792	34,922
Payable for investments purchased	—	—	—
Payable for fund shares purchased	86,217	75,925	94,556
Payable for securities purchased	—	—	—
Distributions payable	—	—	183,325
Accrued 12b-1 fees	429	1,424	1,166
Accrued administration fees	7,536	9,376	3,249
Accrued audit fees	19,148	22,789	6,712
Accrued CCO fees	5,491	7,074	2,472
Accrued custody fees	—	—	—
Accrued fund accounting fees	7,006	6,098	4,909
Accrued printing fees	—	—	—
Accrued registration fees	5,511	8,538	5,704
Accrued state registration fees	41,423	18,385	32,412
Accrued transfer agent fees	38,244	99,994	17,415
Accrued trustee fees	3,103	3,239	2,003
Accrued expenses	7,808	8,670	5,598
Other payables			758
Total liabilities	302,925	362,304	395,201

Net assets	$94,866,944	$116,283,844	$42,195,254

Net assets at June 30, 2022 consist of
Paid-in capital	$67,969,932	$314,743,556	$36,440,806
Distributable earnings/(loss)	26,897,012	(198,459,712)	5,754,448
Total net assets	$94,866,944	$116,283,844	$42,195,254

Net assets
Institutional Shares	$92,865,075	$109,772,713	$36,634,814
Investor Shares	$2,001,869	$6,511,131	$5,560,440

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	5,562,329	6,511,374	3,458,217
Investor Shares (no par value, unlimited shares authorized)	128,400	391,661	535,785

Net asset value per share
Institutional Shares	$16.70	$16.86	$10.59
Investor Shares	$15.59	$16.62	$10.38

See accompanying notes to financial statements.

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2022

	ICON Consumer Select Fund	ICON Equity Fund	ICON Equity Income Fund	ICON Flexible Bond Fund
Investment income
Interest income	$4,945	$5,578	$20,262	$2,154,382
Dividend income (net of foreign tax withheld: $—, $5,214, $8,630, $—, respectively)	277,143	418,462	1,412,490	1,575,032
Other Income	—	—	—	—
Income from securities lending, net	5	9,183	1,451	77,793
Total	282,093	433,223	1,434,203	3,807,207

Expenses
Management fees (Note 2)	281,939	260,332	291,675	423,857
Administration fees (Note 2)	25,902	31,882	35,729	64,920
Interest Expense	—	—	—	—
Transfer agent fees	20,417	32,124	43,766	37,009
Accounting services	14,404	21,864	27,922	26,302
Custodian fees	1,818	3,194	5,637	5,580
Legal and audit fees	8,953	13,090	17,669	18,727
CCO fees (Note 2)	3,950	6,237	8,676	10,385
Trustees fees	3,511	4,512	5,657	3,756
Insurance	1,045	1,624	2,270	2,757
Printing	5,120	6,551	12,272	6,949
Registration and dues	27,781	33,391	42,913	30,614
Extraordinary expense	—	—	—	—
Misc. fees and expense	—	—	—	—
Investor Class 12b-1 fees (Note 2)	2,773	23,535	43,524	10,666
Class C 12b-1 fees (Note 2)	—	—	—	—
Total expenses	397,613	438,336	537,710	641,522
Less reimbursement from manager (Note 2)	—	—	(100,755)	(90,855)
Net expenses	397,613	438,336	436,955	550,667
Net investment income	(115,520)	(5,113)	997,248	3,256,540

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	4,334,083	8,076,239	5,479,243	(899,338)
Change in unrealized appreciation/(depreciation) of investments	(15,382,727)	(27,661,490)	(17,046,042)	(14,467,921)
Net realized and unrealized gain/(loss) on investments	(11,048,644)	(19,585,251)	(11,566,799)	(15,367,259)
Net increase/(decrease) in net assets resulting from operations	$(11,164,164)	$(19,590,364)	$(10,569,551)	$(12,110,719)

See accompanying notes to financial statements.

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2022 (Continued)

	ICON Health and Information Technology Fund	ICON Natural Resources and Infrastructure Fund	ICON Utilities and Income Fund
Investment income
Interest income	$8,544	$16,217	$3,583
Dividend income (net of foreign tax withheld: $3,509, $6,745, $758 respectively)	407,704	1,266,695	648,953
Other Income	—	—	—
Income from securities lending, net	—	2,962	428
Total	416,248	1,285,874	652,964

Expenses
Management fees (Note 2)	542,593	624,149	221,016
Administration fees (Note 2)	49,841	57,358	20,312
Interest Expense	—	—	—
Transfer agent fees	34,860	68,531	16,049
Accounting services	18,023	20,215	14,934
Custodian fees	3,411	4,088	1,842
Legal and audit fees	14,084	16,785	8,572
CCO fees (Note 2)	7,505	9,094	3,376
Trustees fees	3,467	3,702	4,008
Insurance	1,957	2,416	904
Printing	5,060	5,355	5,804
Registration and dues	29,080	32,436	30,440
Extraordinary expense	—	—	—
Misc. fees and expense	—	—	—
Investor Class 12b-1 fees (Note 2)	3,086	8,716	7,265
Class C 12b-1 fees (Note 2)	—	—	—
Total expenses	712,967	852,845	334,522
Less reimbursement from manager (Note 2)	—	—	(54,310)
Net expenses	712,967	852,845	280,212
Net investment income	(296,719)	433,029	372,752

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	8,358,035	17,802,387	2,349,829
Change in unrealized appreciation/(depreciation) of investments	(37,053,591)	(24,277,501)	(3,225,784)
Net realized and unrealized gain/(loss) on investments	(28,695,556)	(6,475,114)	(875,955)
Net increase/(decrease) in net assets resulting from operations	$(28,992,275)	$(6,042,085)	$(503,203)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	ICON Consumer Select Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020
Operations
Net investment income/(loss)	$(115,520)	$(296,637)	$(65,239)
Net realized gain/(loss) from security transactions and foreign currency	4,334,083	7,748,660	2,597,061
Change in unrealized appreciation/(depreciation) of investments	(15,382,727)	4,522,838	5,085,250
Net increase/(decrease) in net assets resulting from operations	(11,164,164)	11,974,861	7,617,072

Distributions to shareholders
Distributions
Institutional Shares(a)	—	(6,037,209)	—
Investor Shares(b)	—	(248,135)	—
Class C Shares	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(2,879,180)	1,968,917	(3,358,027)
Total increase/(decrease)	(14,043,344)	7,658,434	4,259,045

Net assets
Beginning of year	63,233,224	55,574,790	51,315,745
End of year	$49,189,880	$63,233,224	$55,574,790

	ICON Equity Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020
Operations
Net investment income/(loss)	$(5,113)	$(195,263)	$(58,638)
Net realized gain/(loss) from security transactions and foreign currency	8,076,239	9,142,472	3,788,641
Change in unrealized appreciation/(depreciation) of investments	(27,661,240)	9,122,436	8,112,047
Net increase/(decrease) in net assets resulting from operations	(19,590,365)	18,069,645	11,842,050

Distributions to shareholders
Distributions
Institutional Shares(a)	—	(7,406,419)	—
Investor Shares(b)	—	(2,966,504)	—
Class C Shares	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(4,040,680)	4,026,789	(5,826,385)
Total increase/(decrease)	(23,631,045)	11,723,511	6,015,665

Net assets
Beginning of year	81,995,152	70,271,641	64,255,976
End of year	$58,364,107	$81,995,152	$70,271,641

(a)	Formerly Class S Shares.
(b)	Formerly Class A Shares.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	ICON Equity Income Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020
Operations
Net investment income/(loss)	$997,248	$1,548,565	$531,274
Net realized gain/(loss) from security transactions and foreign currency	5,479,243	10,870,079	1,810,926
Change in unrealized appreciation/(depreciation) of investments	(17,046,042)	6,023,418	10,547,305
Net increase/(decrease) in net assets resulting from operations	(10,569,551)	18,442,062	12,889,505

Distributions to shareholders
Distributions
Institutional Shares(a)	(557,921)	(5,347,621)	(889,831)
Investor Shares(b)	(405,675)	(4,404,866)	(738,335)
Class C Shares	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(2,392,278)	(7,257,800)	(9,350,283)
Total increase/(decrease)	(13,925,427)	1,431,775	1,911,056

Net assets
Beginning of year	83,529,128	82,097,353	80,186,297
End of year	$69,603,701	$83,529,128	$82,097,353

	ICON Flexible Bond Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020
Operations
Net investment income/(loss)	$3,256,540	$6,339,476	$1,651,089
Net realized gain/(loss) from security transactions and foreign currency	(899,338)	1,594,848	(531,135)
Change in unrealized appreciation/(depreciation) of investments	(14,467,921)	(1,974,679)	5,317,281
Net increase/(decrease) in net assets resulting from operations	(12,110,719)	5,959,645	6,437,235

Distributions to shareholders
Distributions
Institutional Shares(a)	(3,032,743)	(6,531,778)	(1,283,045)
Investor Shares(b)	(183,973)	(451,025)	(93,736)
Class C Shares	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	5,510,259	6,673,648	(15,118,631)
Total increase/(decrease)	(9,817,176)	5,650,490	(10,058,177)

Net assets
Beginning of year	147,411,054	141,760,564	151,818,741
End of year	$137,593,878	$147,411,054	$141,760,564

(a)	Formerly Class S Shares.
(b)	Formerly Class A Shares.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	ICON Health and Information Technology Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020
Operations
Net investment income/(loss)	$(296,719)	$(772,054)	$(162,126)
Net realized gain/(loss) from security transactions and foreign currency	8,358,035	28,283,022	7,008,704
Change in unrealized appreciation/(depreciation) of investments	(37,053,591)	(6,677,259)	13,587,755
Net increase/(decrease) in net assets resulting from operations	(28,992,275)	20,833,709	20,434,333

Distributions to shareholders
Distributions
Institutional Shares(a)	—	(18,088,294)	(4,213,865)
Investor Shares(b)	—	(478,138)	(115,253)
Class C Shares	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(5,282,206)	(1,382,419)	(415,225)
Total increase/(decrease)	(34,274,481)	884,858	15,689,990

Net assets
Beginning of year	129,141,424	128,256,566	112,566,576
End of year	$94,866,944	$129,141,424	$128,256,566

	ICON Natural Resources and Infrastructure Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020
Operations
Net investment income/(loss)	$433,029	$1,658,012	$130,184
Net realized gain/(loss) from security transactions and foreign currency	17,802,387	25,975,595	3,178,678
Change in unrealized appreciation/(depreciation) of investments	(24,277,501)	5,486,379	13,794,734
Net increase/(decrease) in net assets resulting from operations	(6,042,085)	33,119,986	17,103,596

Distributions to shareholders
Distributions
Institutional Shares(a)	—	(1,593,802)	(331,545)
Investor Shares(b)	—	(69,062)	(18,251)
Class C Shares	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(7,026,494)	(12,003,699)	(10,641,282)
Total increase/(decrease)	(13,068,579)	19,453,423	6,112,518

Net assets
Beginning of year	129,352,424	109,899,001	103,786,483
End of year	$116,283,844	$129,352,424	$109,899,001

(a)	Formerly Class S Shares.
(b)	Formerly Class A Shares.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	ICON Utilities and Income Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020
Operations
Net investment income/(loss)	$372,752	$798,945	$159,196
Net realized gain/(loss) from security transactions and foreign currency	2,349,829	2,438,273	289,880
Change in unrealized appreciation/(depreciation) of investments	(3,225,784)	3,469,762	2,825,367
Net increase/(decrease) in net assets resulting from operations	(503,203)	6,706,980	3,274,443

Distributions to shareholders
Distributions
Institutional Shares(a)	(330,217)	(2,776,594)	(1,172,561)
Investor Shares(b)	(43,567)	(433,950)	(231,070)
Class C Shares	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(3,287,861)	12,508,509	(1,350,769)
Total increase/(decrease)	(4,164,848)	16,004,945	520,043

Net assets
Beginning of year	46,360,102	30,355,157	29,835,114
End of year	$42,195,254	$46,360,102	$30,355,157

(a)	Formerly Class S Shares.
(b)	Formerly Class A Shares.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Consumer Select Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	151,707	$1,686,817	552,633	$7,090,152
Shares issued in reinvestment of distributions	—	—	492,322	5,937,406
Shares repurchased	(397,847)	(4,444,924)	(887,302)	(10,902,010)
Net increase/(decrease)	(246,139)	$(2,758,106)	157,652	$2,125,548

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	979	$11,100	2,394	$30,603
Shares issued in reinvestment of distributions	—	—	19,866	237,996
Shares repurchased	(12,050)	(132,173)	(33,443)	(425,230)
Net increase/(decrease)	(11,071)	$(121,073)	(11,183)	$(156,631)

ICON Equity Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	60,406	$2,066,584	126,026	$5,034,716
Shares issued in reinvestment of distributions	—	—	188,577	7,030,142
Shares repurchased	(144,846)	(4,674,042)	(194,118)	(7,592,163)
Net increase/(decrease)	(84,441)	$(2,607,458)	120,485	$4,472,695

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	1,651	$53,104	13,812	$519,383
Shares issued in reinvestment of distributions	—	—	79,805	2,822,702
Shares repurchased	(46,087)	(1,486,326)	(102,617)	(3,787,992)
Net increase/(decrease)	(44,435)	$(1,433,222)	(9,000)	$(445,907)

ICON Equity Income Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	157,051	$3,104,826	162,414	$3,626,666
Shares issued in reinvestment of distributions	28,947	541,866	248,324	5,187,892
Shares repurchased	(196,158)	(3,846,692)	(564,140)	(12,327,999)
Net increase/(decrease)	(10,160)	$(200,001)	(153,402)	$(3,513,441)

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	6,052	$118,704	10,196	$220,734
Shares issued in reinvestment of distributions	20,040	374,649	194,893	4,064,545
Shares repurchased	(137,800)	(2,685,630)	(372,899)	(8,029,637)
Net increase/(decrease)	(111,708)	$(2,192,278)	(167,810)	$(3,744,359)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Flexible Bond Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	2,802,322	$24,821,901	4,185,296	$39,595,238
Shares issued in reinvestment of distributions	317,453	2,790,440	643,780	6,073,487
Shares repurchased	(2,419,360)	(21,461,187)	(3,983,478)	(37,702,645)
Net increase/(decrease)	700,415	$6,151,154	845,599	$7,966,081

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	21,750	$192,940	40,629	$382,261
Shares issued in reinvestment of distributions	19,103	167,023	43,326	406,300
Shares repurchased	(113,424)	(1,000,859)	(221,249)	(2,080,994)
Net increase/(decrease)	(72,570)	$(640,896)	(137,294)	$(1,292,433)

ICON Health and Information Technology Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	59,241	$1,122,497	126,231	$2,966,237
Shares issued in reinvestment of distributions	—	—	812,125	17,582,514
Shares repurchased	(317,549)	(5,940,621)	(947,771)	(21,826,080)
Net increase/(decrease)	(258,307)	$(4,818,124)	(9,415)	$(1,277,329)

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	(579)	$(12,096)	5,805	$132,533
Shares issued in reinvestment of distributions	—	—	21,685	438,909
Shares repurchased	(25,392)	(451,987)	(30,677)	(676,531)
Net increase/(decrease)	(25,971)	$(464,082)	(3,187)	$(105,089)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Natural Resources and Infrastructure Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	320,887	$5,584,152	4,140,431	$68,517,177
Shares issued in reinvestment of distributions	(12)	(216)	87,091	1,545,003
Shares repurchased	(711,386)	(12,575,053)	(4,903,264)	(81,700,428)
Net increase/(decrease)	(390,511)	$(6,991,117)	(675,742)	$(11,638,249)

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	52,139	$896,398	171,415	$2,857,492
Shares issued in reinvestment of distributions	—	—	3,622	63,457
Shares repurchased	(53,631)	(931,776)	(198,683)	(3,286,400)
Net increase/(decrease)	(1,492)	$(35,377)	(23,646)	$(365,450)

ICON Utilities and Income Fund	Institutional Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	756,706	$8,069,525	1,871,230	$20,603,179
Shares issued in reinvestment of distributions	28,708	311,772	245,316	2,643,091
Shares repurchased	(1,050,495)	(11,198,195)	(1,054,638)	(11,401,121)
Net increase/(decrease)	(265,082)	$(2,816,898)	1,061,907	$11,845,149

	Investor Shares
	Period Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Shares sold	24,778	$262,412	348,299	$3,787,804
Shares issued in reinvestment of distributions	2,073	22,066	21,883	231,097
Shares repurchased	(72,471)	(755,440)	(313,827)	(3,355,540)
Net increase/(decrease)	(45,620)	$(470,963)	56,355	$663,360

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Icon Consumer Select Fund(a)
Institutional Shares(b)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$12.06		$10.90	$9.46		$10.75	$10.97	$9.95	$7.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.02)		(0.06)	(0.01)		0.03	0.08	0.05	0.03
Net gain/(loss) on securities (both realized and unrealized)	(2.17)		2.54	1.45		(1.09)	(0.23)	0.99	2.34
Total from investment operations	(2.19)		2.48	1.44		(1.06)	(0.15)	1.04	2.37
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—		(0.08)	(0.07)	(0.02)	(0.09)
Distributions from capital gains	—		(1.32)	—		(0.15)	—	—	—
Total distributions	—		(1.32)	—		(0.23)	(0.07)	(0.02)	(0.09)
Net asset value, end of year or period	$9.87		$12.06	$10.90		$9.46	$10.75	$10.97	$9.95

Total return	(18.16	)%(d)	22.80%	15.22	%(d)	(10.29)%	(1.26)%	10.48%	30.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$47,267		$60,747	$53,198		$48,832	$34,578	$43,500	$39,072
Ratio of expenses to average net assets:
Before expense reimbursements	1.40	%(e)	1.32%	1.32	%(e)	1.56%	1.54%	1.44%	1.40%
After expense reimbursements(f)	1.40	%(e)	1.32%	1.32	%(e)	1.52%	1.50%	1.44%	1.40%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.40	)%(e)	(0.48)%	(0.48	)%(e)	0.28%	0.77%	0.41%	0.28%
After expense reimbursements	(0.40	)%(e)	(0.48)%	(0.48	)%(e)	0.33%	0.81%	0.41%	0.28%
Portfolio turnover	13	%(d)	40%	14	%(d)	82%	28%	44%	68%

Icon Consumer Select Fund
Investor Shares(g)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$11.98		$10.87	$9.44		$10.74	$10.98	$9.99	$7.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.04)		(0.09)	(0.02)		—	0.06	0.01	(0.01)
Net gain/(loss) on securities (both realized and unrealized)	(2.15)		2.52	1.45		(1.08)	(0.24)	0.99	2.37
Total from investment operations	(2.19)		2.43	1.43		(1.08)	(0.18)	1.00	2.36
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—		(0.07)	(0.06)	(0.01)	(0.08)
Distributions from capital gains	—		(1.32)	—		(0.15)	—	—	—
Total distributions	—		(1.32)	—		(0.22)	(0.06)	(0.01)	(0.08)
Net asset value, end of year or period	$9.79		$11.98	$10.87		$9.44	$10.74	$10.98	$9.99

Total return(h)	(18.28	)%(d)	22.40%	15.15	%(d)	(10.46)%	(1.51)%	10.04%	30.68%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,923		$2,486	$2,376		$2,484	$1,487	$1,512	$2,119
Ratio of expenses to average net assets:
Before expense reimbursements	1.65	%(e)	1.58%	1.57	%(e)	2.17%	2.24%	1.98%	2.05%
After expense reimbursements (f)	1.65	%(e)	1.58%	1.57	%(e)	1.80%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.65	)%(e)	(0.73)%	(0.68	)%(e)	(0.41)%	0.06%	(0.13)%	(0.37)%
After expense reimbursements	(0.65	)%(e)	(0.73)%	(0.68	)%(e)	(0.05)%	0.55%	0.10%	(0.07)%
Portfolio turnover	13	%(d)	40%	14	%(d)	82%	28%	44%	68%

(a)	Formerly Named ICON Financials Fund.
(b)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Financials Fund - Class S.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Financials Fund - Class A
(h)	The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Fund(a)
Institutional Shares(b)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$37.28		$33.57	$28.07		$26.83	$27.11	$25.13	$18.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.01		(0.07)	(0.02)		(0.03)	(0.02)	(0.06)	(0.04)
Net gain/(loss) on securities (both realized and unrealized)	(9.12)		9.04	5.52		2.27	0.09	2.04	6.47
Total from investment operations	(9.11)		8.97	5.50		2.24	0.07	1.98	6.43
LESS DISTRIBUTIONS
Distributions from capital gains	—		(5.26)	—		(1.00)	(0.35)	—	—
Total distributions	—		(5.26)	—		(1.00)	(0.35)	—	—
Net asset value, end of year or period	$28.17		$37.28	$33.57		$28.07	$26.83	$27.11	$25.13

Total return	(24.44	)%(d)	26.73%	19.59	%(d)	8.27%	0.56%	7.88%	34.39%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$42,429		$59,306	$49,362		$45,176	$12,764	$18,580	$11,259
Ratio of expenses to average net assets:
Before expense reimbursements	1.20	%(e)	1.04%	1.10	%(e)	1.35%	1.53%	1.38%	1.50%
After expense reimbursements(f)	1.20	%(e)	1.04%	1.10	%(e)	1.22%	1.25%	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.05	%(e)	(0.17)%	(0.28	)%(e)	(0.23)%	(0.36)%	(0.33)%	(0.43)%
After expense reimbursements	0.05	%(e)	(0.17)%	(0.28	)%(e)	(0.10)%	(0.08)%	(0.20)%	(0.18)%
Portfolio turnover	7	%(d)	24%	14	%(d)	65%	31%	36%	24%

Icon Equity Fund(a)
Investor Shares(g)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$35.37		$32.14	$26.89		$25.81	$26.16	$24.33	$18.16
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.03)		(0.16)	(0.04)		(0.09)	(0.09)	(0.14)	(0.11)
Net gain/(loss) on securities (both realized and unrealized)	(8.65)		8.65	5.29		2.17	0.09	1.97	6.28
Total from investment operations	(8.68)		8.49	5.25		2.08	—	1.83	6.17
LESS DISTRIBUTIONS
Distributions from capital gains	—		(5.26)	—		(1.00)	(0.35)	—	—
Total distributions	—		(5.26)	—		(1.00)	(0.35)	—	—
Net asset value, end of year or period	$26.69		$35.37	$32.14		$26.89	$25.81	$26.16	$24.33

Total return(h)	(24.54	)%(d)	26.42%	19.52	%(d)	7.97%	0.31%	7.52%	33.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$15,935		$22,689	$20,910		$19,080	$4,894	$5,351	$7,003
Ratio of expenses to average net assets:
Before expense reimbursements	1.45	%(e)	1.29%	1.35	%(e)	1.67%	2.08%	1.83%	1.93%
After expense reimbursements(f)	1.45	%(e)	1.29%	1.35	%(e)	1.46%	1.55%	1.55%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.20	)%(e)	(0.43)%	(0.52	)%(e)	(0.54)%	(0.92)%	(0.80)%	(0.87)%
After expense reimbursements	(0.20	)%(e)	(0.43)%	(0.52	)%(e)	(0.34)%	(0.39)%	(0.52)%	(0.49)%
Portfolio turnover	7	%(d)	24%	14	%(d)	65%	31%	36%	24%

(a)	Formerly named ICON Long/Short Fund.
(b)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Long/Short Fund - Class S.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Long/Short Fund - Class A.
(h)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Income Fund
Institutional Shares(a)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$20.75		$18.89	$16.44		$18.00	$17.96	$17.61	$15.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.26		0.42	0.12		0.43	0.50	0.53	0.61
Net gain/(loss) on securities (both realized and unrealized)	(2.92)		4.12	2.72		(1.12)	0.09	0.38	1.95
Total from investment operations	(2.66)		4.54	2.84		(0.69)	0.59	0.91	2.56
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)		(0.43)	(0.39)		(0.58)	(0.53)	(0.56)	(0.57)
Distributions from capital gains	—		(2.25)	—		(0.29)	(0.02)	—	—
Total distributions	(0.26)		(2.68)	(0.39)		(0.87)	(0.55)	(0.56)	(0.57)
Net asset value, end of year or period	$17.83		$20.75	$18.89		$16.44	$18.00	$17.96	$17.61

Total return	(12.90	)%(c)	24.14%	17.25	%(c)	(4.03)%	3.45%	5.19%	16.53%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$38,948		$45,535	$44,345		$42,624	$51,853	$51,185	$57,062
Ratio of expenses to average net assets:
Before expense reimbursements	1.27	%(d)	1.04%	1.06	%(d)	1.30%	1.21%	1.16%	1.15%
After expense reimbursements(e)	1.01	%(d)	1.00%	1.00	%(d)	1.05%	0.99%	0.99%	1.05	%(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.42	%(d)	1.87%	2.66	%(d)	2.28%	2.66%	2.76%	3.50%
After expense reimbursements	2.68	%(d)	1.91%	2.72	%(d)	2.53%	2.88%	2.93%	3.60%
Portfolio turnover	32	%(c)	25%	7	%(c)	78%	117%	171%	206%

Icon Equity Income Fund
Investor Shares(g)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$20.73		$18.87	$16.42		$17.96	$17.92	$17.56	$15.58
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.24		0.36	0.11		0.38	0.46	0.49	0.54
Net gain/(loss) on securities (both realized and unrealized)	(2.93)		4.12	2.72		(1.12)	0.08	0.38	1.96
Total from investment operations	(2.69)		4.48	2.83		(0.74)	0.54	0.87	2.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)		(0.37)	(0.38)		(0.51)	(0.48)	(0.51)	(0.52)
Distributions from capital gains	—		(2.25)	—		(0.29)	(0.02)	—	—
Total distributions	(0.23)		(2.62)	(0.38)		(0.80)	(0.50)	(0.51)	(0.52)
Net asset value, end of year or period	$17.81		$20.73	$18.87		$16.42	$17.96	$17.92	$17.56

Total return(h)	(13.01	)%(c)	23.84%	17.21	%(c)	(4.33)%	3.20%	4.98%	16.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$30,656		$37,994	$37,752		$37,563	$10,852	$10,685	$14,206
Ratio of expenses to average net assets:
Before expense reimbursements	1.52	%(d)	1.29%	1.31	%(d)	1.50%	1.50%	1.45%	1.45%
After expense reimbursements(e)	1.26	%(d)	1.25%	1.25	%(d)	1.29%	1.24%	1.24%	1.31	%(i)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.16	%(d)	1.62%	2.41	%(d)	2.07%	2.38%	2.48%	3.06%
After expense reimbursements	2.42	%(d)	1.66%	2.46	%(d)	2.29%	2.64%	2.69%	3.20%
Portfolio turnover	32	%(c)	25%	7	%(c)	78%	117%	171%	206%

(a)	Formerly named ICON Equity Income Fund - Class S.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)	Effective January 26, 2017, the annual expense limitation rate changed from 1.20% to 0.99%.
(g)	Formerly named ICON Equity Income Fund - Class A
(h)	The total return calculation excludes any sales charges.
(i)	Effective January 26, 2017, the annual expense limitation rate changed from 1.45% to 1.24%.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Flexible Bond Fund
Institutional Shares(a)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018(b)	Year Ended September 30, 2017
Net asset value, beginning of year	$9.32		$9.39	$9.07		$9.36	$9.26	$9.43	$9.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.20		0.42	0.10		0.40	0.36	0.36	0.37
Net gain/(loss) on securities (both realized and unrealized)	(0.95)		(0.03)	0.31		(0.28)	0.18	(0.19)	(0.11)
Total from investment operations	(0.75)		0.39	0.41		0.12	0.54	0.17	0.26
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.46)	(0.09)		(0.41)	(0.44)	(0.34)	(0.38)
Distributions from capital gains	—		—	—		—	—	—	—
Total distributions	(0.20)		(0.46)	(0.09)		(0.41)	(0.44)	(0.34)	(0.38)
Net asset value, end of year or period	$8.37		$9.32	$9.39		$9.07	$9.36	$9.26	$9.43

Total return	(8.11	)%(c)	4.17%	4.52	%(c)	1.32%	6.02%	1.89%	2.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$129,835		$138,093	$131,094		$141,158	$143,633	$97,303	$80,467
Ratio of expenses to average net assets:
Before expense reimbursements	0.89	%(d)	0.85%	0.86	%(d)	1.01%	0.96%	0.92%	0.91%
After expense reimbursements(e)	0.76	%(d)	0.77%	0.76	%(d)	0.80%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.50	%(d)	4.32%	4.38	%(d)	4.20%	3.70%	3.65%	3.80%
After expense reimbursements	4.63	%(d)	4.40%	4.48	%(d)	4.41%	3.91%	3.82%	3.96%
Portfolio turnover	73	%(c)	262%	29	%(c)	133%	144%	153%	169%

Icon Flexible Bond Fund
Investor Shares(f)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018(b)	Year Ended September 30, 2017
Net asset value, beginning of year	$9.27		$9.33	$9.02		$9.31	$9.21	$9.39	$9.51
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.19		0.39	0.10		0.38	0.34	0.33	0.33
Net gain/(loss) on securities (both realized and unrealized)	(0.95)		(0.01)	0.29		(0.28)	0.18	(0.19)	(0.10)
Total from investment operations	(0.76)		0.38	0.39		0.10	0.52	0.14	0.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)		(0.44)	(0.08)		(0.39)	(0.42)	(0.32)	(0.35)
Distributions from capital gains	—		—	—		—	—	—	—
Total distributions	(0.19)		(0.44)	(0.08)		(0.39)	(0.42)	(0.32)	(0.35)
Net asset value, end of year or period	$8.32		$9.27	$9.33		$9.02	$9.31	$9.21	$9.39

Total return	(8.26	)%(c)	4.06%	4.36	%(c)	1.12%	5.76%	1.55%	2.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$7,759		$9,318	$10,667		$10,661	$5,733	$3,685	$3,859
Ratio of expenses to average net assets:
Before expense reimbursements	1.14	%(d)	1.10%	1.11	%(d)	1.32%	1.39%	1.45%	1.41%
After expense reimbursements(e)	1.01	%(d)	1.02%	1.01	%(d)	1.05%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.24	%(d)	4.07%	4.13	%(d)	3.90%	3.29%	3.13%	3.13%
After expense reimbursements	4.37	%(d)	4.15%	4.23	%(d)	4.17%	3.68%	3.58%	3.54%
Portfolio turnover	73	%(c)	262%	29	%(c)	133%	144%	153%	169%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)	Formerly named ICON Flexible Bond Fund - Class A.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Health & Information Technology Fund(a)
Institutional Shares(b)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$21.65		$21.45		$18.75		$15.46	$17.19	$19.14	$17.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.05)		(0.14)		(0.03)		(0.09)	(0.04)	(0.10)	(0.10)
Net gain/(loss) on securities (both realized and unrealized)	(4.90)		3.94		3.47		4.10	0.35	2.09	4.53
Total from investment operations	(4.95)		3.80		3.44		4.01	0.31	1.99	4.43
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—	—	(0.08)	—
Distributions from capital gains	—		(3.60)		(0.74)		(0.72)	(2.04)	(3.86)	(3.25)
Total distributions	—		(3.60)		(0.74)		(0.72)	(2.04)	(3.94)	(3.25)
Net asset value, end of year or period	$16.70		$21.65		$21.45		$18.75	$15.46	$17.19	$19.14

Total return	(22.86	)%(d)	17.71	%(d)	18.59	%(d)	26.59%	5.12%	11.82%	29.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$92,865		$126,017		$125,057		$109,619	$54,263	$61,474	$71,249
Ratio of expenses to average net assets:
Before expense reimbursements	1.31	%(e)	1.25%		1.29	%(e)	1.46%	1.49%	1.41%	1.42%
After expense reimbursements(f)	1.31	%(e)	1.25%		1.29	%(e)	1.46%	1.49%	1.41%	1.42%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.54	)%(e)	(0.60)%		(0.53	)%(e)	(0.54)%	(0.25)%	(0.60)%	(0.58)%
After expense reimbursements	(0.54	)%(e)	(0.60)%		(0.53	)%(e)	(0.54)%	(0.25)%	(0.60)%	(0.58)%
Portfolio turnover	14	%(d)	33%		13	%(d)	67%	92%	98%	116%

Icon Health & Information Technology Fund(a)
Investor Shares(g)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of year	$20.24		$20.31	$17.80		$14.74	$16.55	$18.55		$17.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.07)		(0.19)	(0.04)		(0.13)	(0.07)	(0.16)		(0.15)
Net gain/(loss) on securities (both realized and unrealized)	(4.58)		3.72	3.29		3.91	0.30	2.02		4.40
Total from investment operations	(4.65)		3.53	3.25		3.78	0.23	1.86		4.25
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—		—	—	(0.00	)(h)	—
Distributions from capital gains	—		(3.60)	(0.74)		(0.72)	(2.04)	(3.86)		(3.25)
Total distributions	—		(3.60)	(0.74)		(0.72)	(2.04)	(3.86)		(3.25)
Net asset value, end of year or period	$15.59		$20.24	$20.31		$17.80	$14.74	$16.55		$18.55

Total return(i)	(22.97	)%(d)	17.37%	18.52	%(d)	26.31%	4.79%	11.43%		29.08%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,002		$3,125	$3,199		$2,948	$1,463	$2,101		$2,836
Ratio of expenses to average net assets:
Before expense reimbursements	1.56	%(e)	1.50%	1.50	%(e)	2.13%	2.30%	2.00%		2.01%
After expense reimbursements(f)	1.56	%(e)	1.50%	1.50	%(e)	1.76%	1.75%	1.75%		1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.79	)%(e)	(0.84)%	(0.76	)%(e)	(1.21)%	(1.05)%	(1.20)%		(1.16)%
After expense reimbursements	(0.79	)%(e)	(0.84)%	(0.76	)%(e)	(0.83)%	(0.50)%	(0.95)%		(0.90)%
Portfolio turnover	14	%(d)	33%	13	%(d)	67%	92%	98%		116%

(a)	Formerly named ICON Information Technology Fund.
(b)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Information Technology Fund - Class S.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Information Technology Fund - Class A.
(h)	Amount less than $(0.005).
(i)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Natural Resources and Infrastructure Fund(a)
Institutional Shares(b)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$17.74		$13.76	$11.78		$12.49	$16.45	$15.32	$12.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.06		0.20	0.02		0.08	0.19	0.31	0.01
Net gain/(loss) on securities (both realized and unrealized)	(0.94)		4.01	2.00		(0.59)	(1.80)	1.01	2.56
Total from investment operations	(0.88)		4.21	2.02		(0.51)	(1.61)	1.32	2.57
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.23)	(0.04)		(0.20)	(0.33)	—	(0.07)
Distributions from capital gains	—		—	—		—	(2.02)	(0.19)	—
Total distributions	—		(0.23)	(0.04)		(0.20)	(2.02)	(0.19)	(0.07)
Net asset value, end of year or period	$16.86		$17.74	$13.76		$11.78	$12.49	$16.45	$15.32

Total return	(4.96	)%(d)	30.62%	17.18	%(d)	(4.21)%	(7.63)%	8.68%	20.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$109,773		$122,465	$104,241		$98,786	$55,353	$76,916	$69,444
Ratio of expenses to average net assets:
Before expense reimbursements	1.35	%(e)	1.28%	1.35	%(e)	1.58%	1.70%	1.58%	1.52%
After expense reimbursements(f)	1.35	%(e)	1.28%	1.35	%(e)	1.48%	1.50%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.71	%(e)	1.20%	0.55	%(e)	0.58%	1.33%	1.86%	0.06%
After expense reimbursements	0.71	%(e)	1.20%	0.55	%(e)	0.68%	1.53%	1.94%	0.08%
Portfolio turnover	65	%(d)	94%	22	%(d)	133%	111%	117%	68%

Icon Natural Resources and Infrastructure Fund(a)
Investor Shares(g)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$17.52		$13.57	$11.64		$12.36	$16.25	$15.17	$12.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.04		0.17	0.01		0.05	0.16	0.29	(0.03)
Net gain/(loss) on securities (both realized and unrealized)	(0.94)		3.96	1.97		(0.57)	(1.78)	0.98	2.54
Total from investment operations	(0.90)		4.13	1.98		(0.52)	(1.62)	1.27	2.51
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.18)	(0.04)		(0.20)	(1.62)	—	(0.07)
Distributions from capital gains	—		—	—		—	(2.02)	(0.19)	—
Total distributions	—		(0.18)	(0.04)		(0.20)	(2.27)	(0.19)	(0.07)
Net asset value, end of year or period	$16.62		$17.52	$13.57		$11.64	$12.36	$16.25	$15.17

Total return(h)	(5.14	)%(d)	30.41%	16.96	%(d)	(4.40)%	(7.92)%	8.43%	19.81%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$6,511		$6,888	$5,658		$5,001	$2,733	$4,231	$5,629
Ratio of expenses to average net assets:
Before expense reimbursements	1.60	%(e)	1.52%	1.60	%(e)	2.10%	2.19%	1.86%	1.91%
After expense reimbursements(f)	1.60	%(e)	1.52%	1.60	%(e)	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.46	%(e)	1.00%	0.30	%(e)	0.05%	0.85%	1.71%	(0.35)%
After expense reimbursements	0.46	%(e)	1.00%	0.30	%(e)	0.40%	1.29%	1.82%	(0.19)%
Portfolio turnover	65	%(d)	94%	22	%(d)	133%	111%	117%	68%

(a)	Formerly named ICON Natural Resources Fund.
(b)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Natural Resources Fund - Class S.
(c)	Calculated based upon average shares outstanding.
(d)	Not annulaized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Natural Resources Fund - Class A.
(h)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Utilities and Income Fund(a)
Institutional Shares(b)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$10.80		$9.56	$8.99		$10.25	$8.85	$9.29	$9.49
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.09		0.22	0.05		0.18	0.26	0.28	0.27
Net gain/(loss) on securities (both realized and unrealized)	(0.21)		1.82	0.97		(0.91)	1.45	0.07	0.59
Total from investment operations	(0.12)		2.04	1.02		(0.73)	1.71	0.35	0.86
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.21)	(0.05)		(0.20)	(0.26)	(0.31)	(0.27)
Distributions from capital gains	—		(0.59)	(0.40)		(0.33)	(0.05)	(0.48)	(0.79)
Total distributions	(0.09)		(0.80)	(0.45)		(0.53)	(0.31)	(0.79)	(1.06)
Net asset value, end of year or period	$10.59		$10.80	$9.56		$8.99	$10.25	$8.85	$9.29

Total return	(1.11	)%(d)	21.51%	11.42	%(d)	(7.35)%	19.76%	4.17%	9.88%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$36,635		$40,208	$25,430		$25,038	$46,006	$30,883	$35,816
Ratio of expenses to average net assets:
Before expense reimbursements	1.48	%(e)	1.39%	1.47	%(e)	1.63%	1.57%	1.60%	1.54%
After expense reimbursements(f)	1.24	%(e)	1.23%	1.23	%(e)	1.28%	1.22%	1.22%	1.44	%(g)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.47	%(e)	1.89%	1.87	%(e)	1.62%	2.38%	2.82%	2.83%
After expense reimbursements	1.72	%(e)	2.06%	2.11	%(e)	1.96%	2.73%	3.20%	2.93%
Portfolio turnover	15	%(d)	33%	3	%(d)	24%	144%	156%	160%

Icon Utilities and Income Fund(a)
Investor Shares(h)	Period Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	For the period October 1, 2020 through December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of year	$10.58		$9.38	$8.83		$10.07	$8.70	$9.14	$9.35
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.08		0.19	0.04		0.16	0.23	0.25	0.24
Net gain/(loss) on securities (both realized and unrealized)	(0.20)		1.79	0.96		(0.91)	1.43	0.08	0.59
Total from investment operations	(0.12)		1.98	1.00		(0.75)	1.66	0.33	0.83
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.19)	(0.05)		(0.16)	(0.24)	(0.29)	(0.25)
Distributions from capital gains	—		(0.59)	(0.40)		(0.33)	(0.05)	(0.48)	(0.79)
Total distributions	(0.08)		(0.78)	(0.45)		(0.49)	(0.29)	(0.77)	(1.04)
Net asset value, end of year or period	$10.38		$10.58	$9.38		$8.83	$10.07	$8.70	$9.14

Total return(i)	(1.15	)%(d)	21.24%	11.33	%(d)	(7.69)%	19.47%	3.97%	9.63%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,560		$6,152	$4,925		$4,797	$6,052	$5,540	$8,293
Ratio of expenses to average net assets:
Before expense reimbursements	1.73	%(e)	1.65%	1.72	%(e)	1.83%	1.77%	1.73%	1.84%
After expense reimbursements(f)	1.49	%(e)	1.48%	1.48	%(e)	1.53%	1.47%	1.47%	1.69	%(j)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.25	%(e)	1.63%	1.65	%(e)	1.45%	2.20%	2.62%	2.48%
After expense reimbursements	1.49	%(e)	1.80%	1.89	%(e)	1.75%	2.50%	2.88%	2.63%
Portfolio turnover	15	%(d)	33%	3	%(d)	24%	144%	156%	160%

(a)	Formerly named ICON Utilities Fund.
(b)	Formerly named ICON Utilities Fund - Class S.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Effective July 1, 2017, the annual expense limitation rate changed from 1.50% to 1.22%.
(h)	Formerly named ICON Utilities Fund - Class A.
(i)	The total return calculation excludes any sales charges.
(j)	Effective July 1, 2017, the annual expense limitation rate changed from 1.75% to 1.47%

See accompanying notes to financial statements.

ICON Funds	Notes to Financial Statements (Unaudited)	June 30, 2022

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of ten separate series, seven of which are included in these financial statements. On August 13, 2020, the fiscal year end of the ICON Equity Fund, the ICON Equity Income Fund, the ICON Consumer Select Fund, the ICON Flexible Bond Fund, ICON Health and Information Technology Fund, The ICON Natural Resources Fund, and the ICON Utilities and Income Fund was changed from September 30 to December 31, effective June 30, 2020.

ICON Consumer Select Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 01, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Consumer Discretionary Fund, the ICON Financial Fund, and the ICON Consumer Staples Fund. The ICON Consumer Discretionary Fund and the ICON Financial Fund were reorganized into the Fund pursuant to a reorganization that that took place after the close of business on July 10, 2020. The ICON Consumer Staples Fund was reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 31, 2020. All historic performance and financial information presented is that of the ICON Financial Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Financial Fund.

ICON Equity Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 17, 2002. The Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The Fund is the successor fund to three series of ICON Funds, the ICON Fund, the ICON Long/Short Fund, and the ICON Opportunities Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Long/Short Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Long/Short Fund. The ICON Fund and the ICON Long/Short Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Fund.

ICON Equity Income Fund is an open-end diversified series of the Trust. The inception date of the Fund is November 08, 2002. The Fund’s investment objective is to seek modest capital appreciation and income. The Fund is the successor fund to two series of ICON Funds, the ICON Equity Income Fund (the “Predecessor Equity Income Fund”) and the ICON Risk-Managed Balanced Fund, pursuant to reorganizations that that took place after the close of business on July 10, 2020 and September 25, 2020, respectively. All historic performance and financial information presented is that of the Predecessor Equity Income Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Equity Income Fund. The Predecessor Equity Income Fund and the ICON Risk-Managed Balanced Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Income Fund.

ICON Flexible Bond Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 21, 2002. The Fund’s investment objective is to seek maximum total return. The Fund is the successor fund to the ICON Flexible Bond Fund, a series of ICON Funds (the “Predecessor Flexible Bond Fund”), pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the Predecessor Flexible Bond Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Flexible Bond Fund. The Predecessor Flexible Bond Fund also had Class C shares, each of which were reorganized into the Investor Class of the ICON Flexible Bond Fund.

ICON Health and Information Technology Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is February 19, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to two series of ICON Funds, the ICON Information Technology Fund and the ICON Healthcare Fund pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Information Technology Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Information Technology Fund.

ICON Natural Resources and Infrastructure Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is May 05, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Energy Fund, the ICON Natural Resources Fund, and the ICON Industrials Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Natural Resources Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Natural Resources Fund. The ICON Energy Fund and the ICON Natural Resources Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Natural Resources and Infrastructure Fund.

ICON Utilities and Income Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 9, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Utilities Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Utilities Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Utilities Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b)     Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c)    Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d)    Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e)     Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities. Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f)     Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g)     Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

The ICON Consumer Select Fund, ICON Equity Income Fund, ICON Health and Information Technology Fund, ICON Natural Resources & Infrastructure Fund, and ICON Utilities and Income Fund seek to replicate the performance of their respective sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause such Fund to underperform the overall stock market. Refer to each Fund’s Portfolio of Investments for instances where these concentration might exist as of December 31, 2021.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h)     Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i)     Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j)     Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken in the Fund’s 2020 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k)     Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at June 30, 2022 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
ICON Consumer Select Fund	$48,265,418	$—	$—	$48,265,418
ICON Equity Fund	58,900,609	—	—	58,900,609
ICON Equity Income Fund	67,287,240	2,321,144	—	69,608,384
ICON Flexible Bond Fund	44,656,980	100,796,259	—	145,453,239
ICON Health and Information Technology Fund	92,934,454	—	—	92,934,454
ICON Natural Resources & Infrastructure Fund	116,379,121	—	—	116,379,121
ICON Utilities and Income Fund	42,269,950	—	—	42,269,950

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 2, and Level 3 as of FYE.
(b)

All publicly traded common stocks, preferred stocks, and investments in investment companies held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All corporate debt and asset-backed securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(l)     Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

(m)    LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023. The remainder of LIBOR publications ended at the end of 2021. The Funds may be exposed to

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

(n)    COVID-19 Risks — An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread globally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, virus moraoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus (and the variants of such virus), and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

NOTE 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the expense limits, for the period ended June 30, 2022 are as follows:

	Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
ICON Consumer Select Fund	—	—	—
ICON Equity Fund	—	—	—
ICON Equity Income Fund	0.99%	1.24%	5/1/23
ICON Flexible Bond Fund	0.75%	1.00%	5/1/23
ICON Health and Information Technology Fund	—	—	—
ICON Natural Resources & Infrastructure Fund	—	—	—
ICON Utilities and Income Fund	1.22%	1.47%	5/1/23

At December 31, 2021, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $359,945. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 9/30/2023	Expires 12/31/2023	Expires 12/31/2024	Total
ICON Consumer Select Fund	$—	$—	$—	$—
ICON Equity Fund	—	—	—	—
ICON Equity Income Fund	17,775	11,132	33,805	62,712
ICON Flexible Bond Fund	45,652	38,363	115,484	199,499
ICON Health and Information Technology Fund	—	—	—	—
ICON Natural Resources & Infrastructure Fund	—	—	—	—
ICON Utilities and Income Fund	14,724	18,050	64,960	97,734
Total	$78,151	$67,545	$214,249	$359,945

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the period ended June 30, 2022 the following were paid:

Fund	Investor Class 12b-1 Fees*
ICON Consumer Select Fund	$2,773
ICON Equity Fund	$23,535
ICON Equity Income Fund	$43,524
ICON Flexible Bond Fund	$10,666
ICON Health and Information Technology Fund	$3,086
ICON Natural Resources & Infrastructure Fund	$8,716
ICON Utilities and Income Fund	$7,265

* For the period January 1, 2022 through June 30, 2022.

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

NOTE 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2022 were as follows:

Fund	Purchases	Sales
ICON Consumer Select Fund	$7,177,724	$17,582,611
ICON Equity Fund	4,377,440	19,028,864
ICON Equity Income Fund	24,080,210	29,159,690
ICON Flexible Bond Fund	78,023,844	71,773,864
ICON Health and Information Technology Fund	14,323,602	33,918,208
ICON Natural Resources & Infrastructure Fund	76,069,210	102,683,247
ICON Utilities and Income Fund	6,408,583	14,736,879

NOTE 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification was as follows as of December 31, 2021:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
ICON Equity Fund	$(10,400)	$10,400
ICON Flexible Bond Fund	(145,754)	145,754
ICON Natural Resources & Infrastructure Fund	11,952	(11,952)
ICON Utilities and Income Fund	(55,960)	55,960

The reclassification of net assets consists primarily of return of capital distributions, non-deductible excise tax paid and prior year tax return adjustments impacting distributable earnings.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2021 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
ICON Consumer Select Fund	$44,462,854	$20,556,246	$(1,415,808)	$19,140,438
ICON Equity Fund	45,909,067	37,725,297	(752,648)	36,972,645
ICON Equity Income Fund	65,849,008	19,302,959	(979,748)	18,323,211
ICON Flexible Bond Fund	144,413,829	1,513,997	(1,055,189)	458,808
ICON Health and Information Technology Fund	88,769,448	45,967,707	(4,451,947)	41,515,760
ICON Natural Resources & Infrastructure Fund	102,060,386	33,261,427	(5,665,650)	27,595,777
ICON Utilities and Income Fund	39,820,821	7,281,333	(575,684)	6,705,649

The tax character of distributable earnings as of December 31, 2021 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
ICON Consumer Select Fund	$78,901	$1,519,916	$(3,338,538)	$19,140,438	$—	$17,400,717
ICON Equity Fund	—	—	(1,081,949)	36,972,645	—	35,890,696
ICON Equity Income Fund	—	337,596	—	18,323,211	—	18,660,807
ICON Flexible Bond Fund	—	—	(4,978,797)	458,808	—	(4,519,989)
ICON Health and Information Technology Fund	2,957,771	12,221,086	(805,328)	41,515,760	—	55,889,289
ICON Natural Resources & Infrastructure Fund	127,570	—	(220,152,756)	27,595,777	—	(192,429,409)
ICON Utilities and Income Fund	—	—	—	6,705,649	(23,907)	6,681,742

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales, PFICs, and bond adjustments. During the current year, the ICON Utilities and Income Fund deferred $23,907 of short-term post-October capital losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of December 31, 2021, available to offset future capital gains, if any, are as follows:

	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Flexible Bond Fund	ICON Health and Information Technology Fund***	ICON Natural Resources & Infrastructure Fund****
Long Term with No Limitation	$—	$—	$(3,808,458)	$—	$(12,114,381)
Short Term with No Limitation	—	—	(1,170,339)	—	—
Long Term Subject to Annual Limitation	(931,455)	—	—	—	(119,401,206)
Short Term Subject to Annual Limitation	(2,407,083)	(1,081,949)	—	(805,328)	(88,637,169)
Total	$(3,338,538)	$(1,081,949)	$(4,978,797)	$(805,328)	$(220,152,756)

*	Subject to an annual limitation of $270,264 under §382 of the Code through December 31, 2032, year ending December 31, 2033 limit is $252,613, and $113,021 for the year ending December 31, 2034.
**	Subject to an annual limitation of $133,945 under §382 of the Code through December 31, 2029, and $10,389 for the year ending December 31, 2030.
***	Subject to an annual limitation of $601,938 under §382 of the Code, through December 31, 2022, and $203,390 for year ending December 31, 2023.
****	Subject to an annual limitation of $678,984 under §382 of the Code through December 31, 2026, year ending December 31, 2027 limit is $644,536, and an annual limitation if $577,350 thereafter.

ICON Consumer Select Fund, ICON Equity Fund, ICON Equity Income Fund, ICON Flexible Bond Fund, ICON Health and Information Technology Fund, and ICON Natural Resources & Infrastructure Fund utilized Capital Loss Carry Forwards in the amount of $270,264, $133,945, $2,238,923, $589,691, $601,938 and $25,914,568 respectively in the fiscal year.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the period and years ended December 31, 2021, December 31, 2020 and September 30, 2020 are as follows:

Fund	Year or Period Ended(a)	Return of Capital	Ordinary Income	Long-Term Capital Gains(b)	Exempt-Interest Dividends	Total Distributions
ICON Consumer Select Fund	September 30, 2020	$—	$336,028	$471,401	$—	$807,429
	December 31, 2020	—	—	—	—	—
	December 31, 2021	—	2,442,189	3,843,155	—	6,285,344

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2022

Fund	Year or Period Ended(a)	Return of Capital	Ordinary Income	Long-Term Capital Gains(b)	Exempt-Interest Dividends	Total Distributions
ICON Equity Fund	September 30, 2020	$—	$—	$757,121	$—	$757,121
	December 31, 2020	—	—	—	—	—
	December 31, 2021	10,400	3,472,936	6,889,587	—	10,372,923
ICON Equity Income Fund	September 30, 2020	—	2,533,730	916,555	—	3,450,285
	December 31, 2020	—	1,628,166	—	—	1,628,166
	December 31, 2021	—	7,641,522	2,110,965	—	9,752,487
ICON Flexible Bond Fund	September 30, 2020	—	7,062,566	—	—	7,062,566
	December 31, 2020	—	1,376,881	—	—	1,376,881
	December 31, 2021	126,154	6,856,649	—	—	6,982,803
ICON Health and Information Technology Fund	September 30, 2020	—	—	2,469,081	—	2,469,081
	December 31, 2020	—	—	4,329,118	—	4,329,118
	December 31, 2021	—	2,926,353	15,640,079	—	18,566,432
ICON Natural Resources & Infrastructure Fund	September 30, 2020	—	917,284	—	—	917,284
	December 31, 2020	—	349,796	—	—	349,796
	December 31, 2021	—	1,662,864	—	—	1,662,864
ICON Utilities and Income Fund	September 30, 2020	—	1,935,482	566,602	—	2,502,084
	December 31, 2020	—	541,608	862,023	—	1,403,631
	December 31, 2021	55,960	3,154,584	—	—	3,210,544

(a)	Period ended December 31, 2020 represents activity for the three month period beginning October 1, 2020 through December 31, 2020.
(b)	The Funds designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2021.

NOTE 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated September 29, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the First American Government Obligations Fund – Class X. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of June 30, 2022, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
ICON Equity Fund:	$296,460	$313,200
ICON Flexible Bond Fund:	8,528,222	8,737,813

*	The cash collateral received was invested in the First American Government Obligations Fund – Class X as shown on Portfolios of Investments.

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

NOTE 6 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

ICON Funds	Additional Information	June 30, 2022

Fund Holdings

The Fund holdings shown in this report are as of June 30, 2022. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Funds’ Form N-PORT filings, when available, will be available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT, when available, also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2022 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name and Address	Year of Birth	Position held with the Trust, Term of Office and Length of Time Served	Principal Occupations during the Past Five Years	Other Trusteeships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee	Other Relevant Experience
Independent Trustees
Kevin T. Kogler 1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Trustee, since 2006	Director MicroBiz AM LLC, June 2015 to present; President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, FBR Capital Markets, 2003 to 2006.	Shelton Funds	19	Experience in investment banking and technology industry. M.B.A.
Stephen H. Sutro 1875 Lawrence Street, Suite 300 Denver, CO 80202	1969	Trustee, since 2006	Managing Partner, San Francisco, Duane Morris LLP (law firm), 2014 to present. Partner, Duane Morris LLP (law firm), 2003 to 2014.	Shelton Funds	19	Service on Boards for nonprofit organizations. J.D.
Marco L. Quazzo 1875 Lawrence Street, Suite 300 Denver, CO 80202	1962	Trustee, since 2014	Principal, Bartko Zankel Bunzel & Miller, March 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.	Shelton Funds	19	Experience with risk management for mortgage banks, investment banks, and real estate investment trusts, J.D.
Interested Trustee[1]
Stephen C. Rogers 1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	President, since 1999; Chairman of the Board & Trustee, since 1998	Portfolio Manager, Shelton Capital Management, 2003 to present; Chief Executive Officer, Shelton Capital Management, 1999 to present; Secretary 1999 to November 2012.	Shelton Funds	19	Portfolio management and operations experience, MBA.

ICON Funds	Board of Trustees and Executive Officers (Continued)	June 30, 2022

Name and Address	Year of Birth	Position held with the Trust, Term of Office and Length of Time Served	Principal Occupations during the Past Five Years	Other Trusteeships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee	Other Relevant Experience
Officers
Gregory T. Pusch 1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chief Compliance Officer, since 2017; Secretary, since 2017	Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance/CCO, HarbourVest Partners, 2012-2015; SVP, CCO, Pyramis Global Advisors, 2007-2011.	N/A
William P. Mock 1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Treasurer, since 2010	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, 2007 to present; Head Trader.	N/A

[1]	Basis of Interestedness. Stephen C. Rogers is affiliated with Shelton Capital Management, which is the investment advisor of the Funds

ICON Funds	Board Approval of Advisory Agreement	June 30, 2022

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●	Investment Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Advisory Agreement”); and

●	Investment Sub-Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Sub-Advisory Agreement”) (collectively, the “ICON Advisory Agreements”).

At a meeting held on March 3-4, 2022, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the ICON Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from SCM, ICON, and third-party sources. This information, together with other information provided by SCM and ICON, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM and ICON to the series of SCM Trust for which ICON serves as the investment sub-adviser (collectively, the “ICON Funds”), including reports on each ICON Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM and ICON to the ICON Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each ICON Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital and ICON, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each ICON Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the ICON Advisory Agreements with SCM and ICON representatives, and in a private session with independent legal counsel at which representatives of SCM and ICON were not present. In deciding to approve the renewal of the ICON Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and determined that SCM was adequately managing matters related to the Funds.

ICON, its personnel and its resources. The Board considered the depth and quality of ICON’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at ICON. The Board determined that ICON was adequately managing matters related to the ICON Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s and ICON’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM and ICON had the quality and depth of personnel and investment methods necessary to performing its duties under the applicable ICON Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM and ICON, respectively, were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the Institutional Class of each ICON Fund for the periods ended December 31, 2021:

●

For the Consumer Select Fund, it was noted that the Fund was in the second lowest performing quartile relative to its peer category over the 3-year and 5-year periods and the lowest performing quartile over the 1-year and 10-year periods.

●

For the ICON Equity Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 1-year period and in the lowest performing quartile over the 3-year, 5-year, and 10-year periods.

●

For the ICON Equity Income Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 1-year period, in the second lowest performing quartile over the 10-year period, and in the lowest performing quartile over the 3-year and 5-year periods.

●

For the ICON Health and Information Technology Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year period, in the second lowest performing quartile for the 3-year period, and in the lowest performing quartile over the 5-year and 10-year periods.

ICON Funds	Board Approval of Advisory Agreement (Continued)	June 30, 2022

●

For the ICON Natural Resources and Infrastructure Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year and 10-year periods, and in the second lowest performing quartile over the 3-year and 5-year periods.

●

For the ICON Utilities and Income Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year and 3-year periods, and in the second highest performing quartile over the 5-year and 10-year periods.

●

For the ICON Flexible Bond Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year period and in the second lowest performing quartile over the 3-year, 5-year, and 10-year periods.

The Board received an explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s and ICON’s performance records in managing the applicable Fund was satisfactory, supporting the determination that SCM’s and ICON’s continued management under the applicable ICON Advisory Agreement would be consistent with the best interests of each ICON Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that the maximum management fee charged to each ICON Fund was higher than the ICON Funds’ respective peer category medians.

The Board also observed that each ICON Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were higher than the category median for other comparable funds.

Comparable Accounts

The Board noted certain information provided by SCM and ICON regarding fees charged to other clients utilizing a strategy similar to that employed by an ICON Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s and ICON’s other clients employing a comparable strategy to each applicable ICON Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such ICON Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s and ICON’s costs of providing services to the ICON Funds. The Board also reviewed the resulting level of profits to SCM and ICON, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM and ICON.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s and ICON’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the ICON Funds require. The Trustees also noted that currently, SCM has contractually agreed to limit its advisory fees on certain ICON Funds so that those Funds do not exceed their respective specified operating expense limitations and may extent those limits in the future.

The Board also considered whether SCM and ICON receive any material indirect benefits from managing the ICON Funds, including soft dollars. The Board considered information provided by SCM and ICON, but determined that material indirect benefits were not accruing to SCM or ICON at this time.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each ICON Fund’s cost structure and level of profits for SCM and ICON, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to an ICON Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each ICON Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each ICON Advisory Agreement, the Board had received sufficient information to renew and approve the applicable ICON Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each ICON Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each ICON Fund and its shareholders, that each ICON Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM and ICON by the ICON Funds, as applicable, and that the renewal of the each ICON Advisory Agreement and was in the best interests of each ICON Fund and its shareholders.

ICON

For more information about the ICON Funds, contact us:

By Telephone 1-800-764-0442

By E-Mail info@iconadvisers.com

By Mail ICON Funds | P.O. Box 1920 | Denver, CO 80201

In Person ICON Funds | 5299 DTC Boulevard, Suite 1200
Greenwood Village, CO 80111

On the Internet www.iconfunds.com

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: 8/31/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: 8/31/2022

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: 8/31/2022